UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, DC 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED

MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number	811-09086

TD ASSET MANAGEMENT USA FUNDS INC.

(FORMERLY KNOWN AS “TD WATERHOUSE FAMILY OF FUNDS, INC.”)

(Exact name of registrant as specified in charter)

399 Park Avenue, New York, NY 10022
(Address of principal executive offices)	(Zip code)

R. Michael Thorfinnson, President, TD Asset Management USA Funds Inc.,

399 Park Avenue, New York, NY 10022

(Name and address of agent for service)

Registrant’s telephone number, including area code: 646-828-3653

Date of fiscal year end: October 31, 2015

Date of reporting period: July 31, 2015

Form N-Q is to be used by management investment companies, other than small business investment companies registered on Form N-5 (§§ 239.24 and 274.5 of this chapter), to file reports with the Commission, not later than 60 days after the close of the first and third fiscal quarters, pursuant to rule 30b1-5 under the Investment Company Act of 1940 (17 CFR 270.30b1-5). The Commission may use the information provided on Form N-Q in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-Q, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-Q unless the Form displays a currently valid Office of Management and Budget ("OMB") control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to the Secretary, Securities and Exchange Commission, 450 Fifth Street, NW, Washington, DC 20549-0609. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. § 3507.

Item 1. Schedule of Investments.

File the schedules as of the close of the reporting period as set forth in§§ 210.12-12 - 12-14 of Regulation S-X [17 CFR 210.12-12 - 12-14]. The schedules need not be audited.

TD ASSET MANAGEMENT USA FUNDS INC.

TDAM Money Market Portfolio • Schedule of Investments

July 31, 2015 (unaudited)

DESCRIPTION	PRINCIPAL AMOUNT	VALUE
COMMERCIAL PAPER — 26.9%
BANKS — 7.0%
Australia & New Zealand Banking Group
0.15%, 8/5/15 (A)(B)	$25,000,000	$24,999,584
Caisse Centrale Desjardins
0.16%, 8/5/15 (A)(B)	28,000,000	27,999,502
0.18%, 8/25/15 (A)(B)	25,000,000	24,997,000
0.20%, 9/18/15 (A)(B)	20,000,000	19,994,667
Commonwealth Bank of Australia
0.16%, 8/10/15 (A)(B)	25,000,000	24,999,031
0.19%, 8/28/15 (A)(B)	37,000,000	36,994,866
National Australia Bank
0.17%, 9/10/15 (A)(B)	25,000,000	24,995,278
National Bank of Canada
0.32%, 10/23/15 (A)(B)	19,000,000	18,985,982
		203,965,910
INDUSTRIAL & OTHER COMMERCIAL PAPER — 19.9%
CDP Financial
0.14%, 8/18/15 (A)(B)	27,000,000	26,998,215
0.20%, 9/16/15 (A)(B)	25,000,000	24,993,611
0.20%, 10/15/15 (A)(B)	19,000,000	18,992,083
0.24%, 11/19/15 (A)(B)	33,500,000	33,475,433
Colgate-Palmolive
0.07%, 8/31/15 (A)(B)	27,000,000	26,998,425
Harvard University
0.12%, 10/15/15 (A)	23,000,000	22,994,252
Northwestern University
0.13%, 8/26/15 (A)(B)	28,000,000	27,997,472
0.13%, 9/10/15 (A)(B)	30,000,000	29,995,667
Province of Quebec
0.15%, 9/1/15 (A)(B)	25,000,000	24,996,879
PSP Capital
0.16%, 8/11/15 (A)(B)	42,000,000	41,998,133
0.16%, 9/2/15 (A)(B)	19,000,000	18,997,298
0.22%, 10/9/15 (A)(B)	31,000,000	30,986,928
0.21%, 11/13/15 (A)(B)	24,000,000	23,985,440
Trinity Health
0.12%, 8/18/15 (A)	29,500,000	29,498,329
0.11%, 8/27/15 (A)	38,000,000	37,996,981
0.13%, 9/16/15 (A)	7,000,000	6,998,838
University of California
0.14%, 8/6/15 (A)	23,500,000	23,499,543
0.14%, 8/19/15 (A)	23,000,000	22,998,390
0.11%, 8/20/15 (A)	20,000,000	19,998,839
University of Virginia
0.13%, 9/21/15 (A)	4,000,000	3,999,263
Yale University
0.10%, 8/4/15 (A)	24,045,000	24,044,800
0.10%, 8/17/15 (A)	18,000,000	17,999,200
0.11%, 9/15/15 (A)	35,750,000	35,745,086
		576,189,105
TOTAL COMMERCIAL PAPER		780,155,015
CORPORATE OBLIGATIONS — 21.9%
BANKS — 13.0%
Bank of Montreal MTN
0.81%, 10/15/15 (C)	26,000,000	26,095,251
0.80%, 11/6/15	14,400,000	14,415,728
Bank of New York Mellon
0.70%, 10/23/15	28,000,000	28,022,033
0.70%, 3/4/16	11,155,000	11,168,436
Bank of Nova Scotia
0.42%, 9/28/15 (C)	3,000,000	3,000,591
2.05%, 10/7/15	26,000,000	26,078,958
0.75%, 10/9/15	34,000,000	34,023,487
1.65%, 10/29/15 (B)	19,000,000	19,061,059
2.90%, 3/29/16	29,000,000	29,461,926
Canadian Imperial Bank of Commerce
0.38%, 8/15/15 (C)	19,000,000	19,009,133
0.90%, 10/1/15	16,000,000	16,015,336
0.81%, 10/18/15 (C)	7,000,000	7,026,942
2.35%, 12/11/15	28,000,000	28,191,840
2.75%, 1/27/16 (B)	21,666,000	21,901,818
Inter-American Development Bank
0.50%, 8/17/15	24,000,000	24,003,166
National Australia Bank
2.75%, 9/28/15 (B)	7,000,000	7,026,165
0.90%, 1/20/16	11,825,000	11,850,286
Royal Bank of Canada
0.80%, 10/30/15	18,505,000	18,524,444
0.63%, 12/4/15	24,000,000	24,018,170
0.85%, 3/8/16	8,547,000	8,562,148
		377,456,917
CONSUMER STAPLES — 0.2%
Wal-Mart Stores
0.60%, 4/11/16	4,000,000	4,005,889

DOMESTIC/FOREIGN BANK SUPPORTED — 1.1%
Corporate Finance Managers, Ser B (LOC: Wells Fargo Bank, N.A.)
0.18%, 2/2/43 (C)	30,990,000	30,990,000
PCP Investors (LOC: Wells Fargo Bank, N.A.)
0.18%, 12/1/24 (C)	1,110,000	1,110,000
		32,100,000
FINANCIALS — 4.0%
General Electric Capital MTN
4.38%, 9/21/15	6,642,000	6,679,006
2.25%, 11/9/15	11,000,000	11,056,959
5.00%, 1/8/16	13,750,000	14,022,816
1.00%, 1/8/16	1,000,000	1,002,299
General Electric Capital
1.00%, 12/11/15	29,007,000	29,068,488
Partisan Property
0.19%, 9/1/44 (C)	3,356,650	3,356,650
Royal Bank of Canada MTN
2.30%, 7/20/16	25,500,000	25,889,897
Westpac Banking
3.00%, 8/4/15	22,845,000	22,850,070
0.95%, 1/12/16	3,000,000	3,007,896
		116,934,081
INDUSTRIALS — 1.7%
General Electric
0.85%, 10/9/15	41,076,000	41,115,890
Procter & Gamble
1.80%, 11/15/15	6,361,000	6,386,848
		47,502,738
INFORMATION TECHNOLOGY — 1.2%
Apple
0.45%, 5/3/16	35,700,000	35,715,394

1

TD ASSET MANAGEMENT USA FUNDS INC.

TDAM Money Market Portfolio • Schedule of Investments

July 31, 2015 (unaudited)

DESCRIPTION	PRINCIPAL AMOUNT	VALUE
UTILITIES — 0.7%
Hydro-Quebec
2.00%, 6/30/16	$20,950,000	$21,222,416

TOTAL CORPORATE OBLIGATIONS		634,937,435

MUNICIPAL OBLIGATIONS — 21.8%
Baton Rouge Parish, Exxon Project, AMT, RB
0.01%, 8/1/15 (D)	9,000,000	9,000,000
Board of Trustee Michigan State University, TECP
0.13%, 9/23/15	26,000,000	26,000,000
California State, EFA, California Institute of Technology Project, Ser B, RB, (LOC: CALSTRS)
0.01%, 8/6/15 (D)	37,000,000	37,000,000
California State, Health Facilities Financing Authority, Children's Hospital Project, Ser B, RB, (LOC: U.S. Bank N.A.)
0.02%, 8/5/15 (D)	26,300,000	26,300,000
California State, MFA, Chevron USA Recovery Project, RB
0.01%, 8/1/15 (D)	8,395,000	8,395,000
California State, PCFA, Pacific Gas & Electric Project, Ser B, AMT, RB, (LOC: JPMorgan Chase Bank, N.A.)
0.01%, 8/1/15 (D)	10,000,000	10,000,000
California State, PCFA, Pacific Gas & Electric Project, Ser C, RB, (LOC: JPMorgan Chase Bank, N.A.)
0.01%, 8/1/15 (D)	2,000,000	2,000,000
California State, Ser A-1, GO, (LOC: JPMorgan Chase Bank, N.A.)
0.01%, 8/1/15 (D)	2,500,000	2,500,000
California Statewide, Community Development Authority, Crossing Senior Phase II Project, AMT, RB, (LOC: Fannie Mae)
0.03%, 8/6/15 (D)(E)	3,030,000	3,030,000
Chicago, TECP
0.15%, 8/20/15	3,000,000	3,000,000
Coconino County, PCFA, Arizona Public Service Company Project, AMT, RB, (LOC: JPMorgan Chase Bank, N.A.)
0.02%, 8/1/15 (D)	3,000,000	3,000,000
Cuyahoga County, Metrohealth System Project, RB, (LOC: PNC Bank N.A.)
0.03%, 8/6/15 (D)	50,535,000	50,535,000
Dallas Area Rapid Transit, TECP
0.08%, 8/13/15	10,000,000	10,000,000
Greater East Texas, Higher Education Authority, Ser B, AMT, RB, (LOC: State Street Bank & Trust Co.)
0.02%, 8/6/15 (D)	3,350,000	3,350,000
Gulf Coast, Waste Disposal Authority, Exxon Mobil Project, Ser B, AMT, RB
0.01%, 8/1/15 (D)	12,010,000	12,010,000
Harris County, IDC, Exxon Project, AMT, RB
0.01%, 8/1/15 (D)	7,060,000	7,060,000
Hendersonville, IDB, Windsor Park Project, RB, (LOC: Fannie Mae)
0.03%, 8/5/15 (D)(E)	3,945,000	3,945,000
Illinois State, DFA, American College of Surgeons Project, RB, (LOC: Northern Trust Company)
0.30%, 8/7/15 (D)	1,600,000	1,600,000
Indiana State, Finance Authority, Ascension Health Senior Credit Project, RB
0.02%, 8/5/15 (D)	3,000,000	3,000,000
Indiana State, Finance Authority, Parkview Health System Project, Ser C, RB, (LOC: PNC Bank N.A.)
0.03%, 8/5/15 (D)	1,250,000	1,250,000
Jackson County Mississippi, Port Facility Revenue Adjusted Refunding, Chevron USA Incorporate Project, RB
0.01%, 8/1/15 (D)	10,600,000	10,600,000
Kern Water Bank Authority, Ser B, RB, (LOC: Wells Fargo Bank, N.A.)
0.18%, 8/6/15 (D)	1,416,000	1,416,000
Lincoln County, PCFA, Exxon Project, Ser B, AMT, RB
0.01%, 8/1/15 (D)	3,400,000	3,400,000
Lower Neches Valley Authority, IDC, Exxon Mobil Project, RB
0.01%, 8/1/15 (D)	16,985,000	16,985,000
Lower Neches Valley Authority, IDC, RB
0.01%, 8/1/15 (D)	1,200,000	1,200,000
Minnesota State, Office of Higher Education, Ser A, RB, (LOC: U.S. Bank N.A.)
0.12%, 8/6/15 (D)	17,000,000	17,000,000
Mississippi State, Business Finance Corp., Chevron USA Project, Ser A, RB
0.01%, 8/1/15 (D)	6,825,000	6,825,000
Mississippi State, Business Finance Corp., Chevron USA Project, Ser B, RB
0.01%, 8/1/15 (D)	9,600,000	9,600,000
Mississippi State, Business Finance Corp., Chevron USA Project, Ser C, RB
0.01%, 8/1/15 (D)	9,000,000	9,000,000
Mississippi State, Business Finance Corp., Chevron USA Project, Ser E
0.01%, 8/1/15 (D)	7,300,000	7,300,000
Mississippi State, Business Finance Corp., Chevron USA Project, Ser G, RB
0.01%, 8/1/15 (D)	6,400,000	6,400,000
Mississippi State, Business Finance Corp., Ser D, RB
0.01%, 8/1/15 (D)	4,840,000	4,840,000
Mississippi State, Business Finance Corp., Ser G, RB
0.01%, 8/1/15 (D)	20,345,000	20,345,000
MTA, Ser B-1, RB, (LOC: State Street Bank & Trust Co.)
0.02%, 8/5/15 (D)	7,000,000	7,000,000
New Mexico State, Finance Authority, Ser B-1, RB, (LOC: State Street Bank & Trust Co.)
0.01%, 8/6/15 (D)	35,790,000	35,790,000

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TD ASSET MANAGEMENT USA FUNDS INC.

TDAM Money Market Portfolio • Schedule of Investments

July 31, 2015 (unaudited)

DESCRIPTION	PRINCIPAL AMOUNT	VALUE
NYC, Municipal Water Finance Authority, 2nd General Resolution Project, Ser B, RB, (LOC: CALSTRS)
0.01%, 8/1/15 (D)	$7,000,000	$7,000,000
NYC, Municipal Water Finance Authority, 2nd General Resolution Project, Ser DD-3B, RB
0.01%, 8/1/15 (D)	15,760,000	15,760,000
NYC, Ser L-4, GO, (LOC: U.S. Bank N.A.)
0.01%, 8/1/15 (D)	10,000,000	10,000,000
NYS, Energy Research & Development Authority, Consolidated Edison Co of New York Project, AMT, RB, (LOC: Scotiabank)
0.04%, 8/5/15 (D)	1,300,000	1,300,000
NYS, HFA, 1500 Lexington Avenue Project, Ser A, AMT, RB, (LOC: Fannie Mae)
0.03%, 8/5/15 (D)(E)	2,000,000	2,000,000
NYS, HFA, Maestro West Chelsea Housing Project, Ser A, RB, (LOC: Wells Fargo Bank, N.A.)
0.03%, 8/4/15 (D)	10,000,000	10,000,000
Saint Mary Hospital Authority, Catholic East Project, Ser B, RB
0.01%, 8/5/15 (D)	28,200,000	28,200,000
San Francisco City & County, TECP
0.12%, 8/13/15	8,960,000	8,960,000
San Francisco, Public Utilities Commission, TECP
0.16%, 9/8/15	23,000,000	23,000,000
University of California, Ser Z-1, RB
0.10%, 8/6/15 (D)	11,200,000	11,200,000
University of California, Ser Z-2, RB
0.09%, 8/6/15 (D)	9,000,000	9,000,000
University of Massachusetts, Building Authority, TECP
0.20%, 9/3/15	5,000,000	5,000,000
University of Minnesota, TECP
0.10%, 8/24/15	29,620,000	29,620,000
University of Texas System, Ser B, RB
0.01%, 8/6/15 (D)	30,075,000	30,075,000
University of Texas System, TECP
0.14%, 10/14/15	14,748,000	14,748,000
University of Texas, TECP
0.12%, 8/28/15	21,500,000	21,500,000
0.09%, 9/3/15	24,500,000	24,498,184
TOTAL MUNICIPAL OBLIGATIONS		632,537,184
CERTIFICATES OF DEPOSIT — 6.9%
Australia & New Zealand Banking Group, NY
0.17%, 8/19/15	24,000,000	24,000,000
0.17%, 9/8/15	25,000,000	25,000,000
Bank of Montreal
0.40%, 8/1/15	24,000,000	24,009,940
0.25%, 9/25/15	25,000,000	25,000,191
National Bank of Canada
0.40%, 8/13/15	28,500,000	28,509,094
0.47%, 2/24/16	24,000,000	24,000,000
Westpac Banking
0.29%, 11/9/15	25,000,000	25,000,000
0.33%, 12/31/15	26,000,000	26,000,000
TOTAL CERTIFICATES OF DEPOSIT		201,519,225
U.S. TREASURY OBLIGATION — 2.7%
U.S. Treasury Bill
0.05%, 8/27/15 (A)	80,000,000	79,997,400
TOTAL U.S. TREASURY OBLIGATION		79,997,400

U.S. GOVERNMENT AGENCY OBLIGATION — 2.6%
Federal Home Loan Bank, Discount Note
0.04%, 8/26/15 (A)(E)	75,000,000	74,997,688
TOTAL U.S. GOVERNMENT AGENCY OBLIGATION		74,997,688

REGIONAL GOVERNMENT OBLIGATIONS — 2.2%
Export Development Canada
0.50%, 9/15/15	9,000,000	9,003,297
1.25%, 10/27/15	7,400,000	7,418,156
Province of British Columbia
2.10%, 5/18/16	35,880,000	36,360,189
Province of Ontario Canada
4.75%, 1/19/16	10,000,000	10,204,890
TOTAL REGIONAL GOVERNMENT OBLIGATIONS		62,986,532

REPURCHASE AGREEMENTS — 15.1%
Counterparty: Bank of Montreal
0.11% dated 7/31/15, due 8/3/15
in the amount of $4,924,045, fully collateralized by a $4,887,000 U.S. Treasury Note, coupon 2.50%, maturity 5/15/24 value $5,022,521	4,924,000	4,924,000
Counterparty: Bank of Nova Scotia
0.16% dated 7/31/15, due 8/3/15
in the amount of $370,004,933, fully collateralized by U.S. Government Obligations, par value $6,950,000 - $34,701,000 coupon range 0.82% - 7.25%, maturity range 6/21/17 - 5/15/30 value $377,405,427	370,000,000	370,000,000
Counterparty: RBC Capital Markets
0.10% dated 7/31/15, due 8/3/15
in the amount of $65,000,542, fully collateralized by U.S. Treasury Obligations, par value $35,000 - $13,082,600 coupon range 0.25% - 5.25%, maturity range 12/15/15 - 8/15/43 value $66,300,006	65,000,000	65,000,000
TOTAL REPURCHASE AGREEMENTS		439,924,000

TOTAL INVESTMENTS
(Cost $2,907,054,479)† — 100.1%		2,907,054,479

OTHER ASSETS AND LIABILITIES, NET — (0.1)%		(2,875,935)
NET ASSETS — 100.0%		$2,904,178,544

3

TD ASSET MANAGEMENT USA FUNDS INC.

TDAM Money Market Portfolio • Schedule of Investments

July 31, 2015 (unaudited)

†	For Federal tax purposes, the Portfolio’s aggregate tax cost is equal to book cost.
(A)	The rate shown is the effective yield at time of purchase.
(B)	Security exempt from registration under the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. As of July 31, 2015, these securities amounted to $582,370,536 or 20.05% of net assets of the Portfolio. These securities have been deemed liquid by the Board of Directors.
(C)	Variable rate security. The rate shown is the current rate on July 31, 2015. Date shown represents the final maturity date.
(D)	Security payable on demand. The rate shown, which is subject to change, is the current rate on July 31, 2015. Date shown is the date on which the Portfolio can unconditionally demand payment.
(E)	The Federal Housing Finance Agency ("FHFA") placed Fannie Mae and Freddie Mac into conservatorship with FHFA as the conservator. The conservatorship is a statutory process designed to stabilize a troubled institution with the objective of returning the entity to normal business operations.

AMT — Alternative Minimum Tax

CALSTRS — California State Teachers' Retirement System

DFA — Developmental Finance Authority

EFA — Education Facilities Authority

GO — General Obligation

HFA — Housing Finance Agency

IDB — Industrial Development Board

IDC — Industrial Development Corp.

LOC — Letter of Credit

MFA — Municipal Finance Authority

MTA — Metropolitan Transportation Authority

MTN — Medium Term Note

N.A. — National Association

NYC — New York City

NYS — New York State

PCFA — Pollution Control Financing Authority

RB — Revenue Bond

Ser — Series

TECP — Tax Exempt Commercial Paper

As of July 31, 2015, all the investments are classified as Level 2, in accordance with the authoritative guidance on fair value measurements and disclosure under U.S. GAAP. For the period ended July 31, 2015, there have been no transfers between Level 1 and Level 2 assets and liabilities.

For information on the Portfolio’s policy regarding valuation of investments, fair value hierarchy levels and other significant accounting policies, please refer to Note 2 of the Portfolio’s most recent semi-annual or annual financial statements.

4

TD ASSET MANAGEMENT USA FUNDS INC.

TDAM U.S. Government Portfolio • Schedule of Investments

July 31, 2015 (unaudited)

DESCRIPTION	PRINCIPAL AMOUNT	VALUE
U.S. GOVERNMENT AGENCY OBLIGATIONS — 81.3%
FANNIE MAE — 2.4%
2.25%, 3/15/16 (A)	$15,000,000	$15,183,926
2.38%, 4/11/16 (A)	10,000,000	10,144,159
		25,328,085
FANNIE MAE, DISCOUNT NOTE — 7.7%
0.08%, 8/5/15 (A)(B)	20,000,000	19,999,822
0.13%, 9/9/15 (A)(B)	20,000,000	19,997,183
0.06%, 10/7/15 (A)(B)	26,287,000	26,284,273
0.05%, 10/14/15 (A)(B)	15,400,000	15,398,417
		81,679,695
FEDERAL FARM CREDIT BANK — 12.1%
0.04%, 8/12/15	15,480,000	15,479,811
0.04%, 8/21/15	100,000,000	99,997,778
0.19%, 9/9/15	8,000,000	7,999,976
0.31%, 11/5/15	5,000,000	5,002,052
		128,479,617
FEDERAL FARM CREDIT BANK, DISCOUNT NOTE — 16.8%
0.04%, 8/11/15 (B)	50,000,000	49,999,445
0.07%, 8/20/15 (B)	12,500,000	12,499,538
0.05%, 8/24/15 (B)	25,000,000	24,999,201
0.05%, 8/26/15 (B)	5,000,000	4,999,826
0.09%, 9/1/15 (B)	5,000,000	4,999,613
0.11%, 9/10/15 (B)	5,000,000	4,999,389
0.12%, 9/29/15 (B)	10,000,000	9,998,033
0.09%, 10/29/15 (B)	12,500,000	12,497,219
0.09%, 12/1/15 (B)	25,000,000	24,992,375
0.18%, 12/11/15 (B)	10,000,000	9,993,400
0.19%, 1/6/16 (B)	5,000,000	4,995,831
0.20%, 2/2/16 (B)	12,500,000	12,487,153
		177,461,023
FEDERAL HOME LOAN BANK — 5.0%
0.20%, 9/16/15	12,500,000	12,499,958
0.18%, 11/4/15	17,500,000	17,499,448
1.63%, 12/11/15	500,000	502,464
0.16%, 12/15/15	22,000,000	21,998,511
		52,500,381
FEDERAL HOME LOAN BANK, DISCOUNT NOTE — 15.6%
0.07%, 8/10/15 (B)	40,000,000	39,999,350
0.09%, 8/12/15 (B)	50,000,000	49,998,625
0.04%, 8/26/15 (B)	40,000,000	39,998,767
0.10%, 10/20/15 (B)	30,000,000	29,993,333
0.10%, 11/9/15 (B)	5,000,000	4,998,611
		164,988,686
FREDDIE MAC — 6.7%
0.45%, 9/4/15 (A)	45,000,000	45,015,856
0.42%, 9/18/15 (A)	1,000,000	1,000,298
0.50%, 9/25/15 (A)	25,000,000	25,011,123
		71,027,277
FREDDIE MAC, DISCOUNT NOTE — 15.0%
0.15%, 9/11/15 (A)(B)	20,000,000	19,996,583
0.06%, 9/22/15 (A)(B)	50,000,000	49,995,667
0.06%, 10/1/15 (A)(B)	8,750,000	8,749,110
0.07%, 11/5/15 (A)(B)	25,000,000	24,995,333
0.14%, 11/13/15 (A)(B)	20,000,000	19,992,200
0.18%, 2/19/16 (A)(B)	35,000,000	34,965,632
		158,694,525
TOTAL U.S. GOVERNMENT AGENCY OBLIGATIONS		860,159,289

U.S. TREASURY OBLIGATION — 4.7%
U.S. Treasury Bill
0.05%, 8/27/15 (B)	50,000,000	49,998,285

TOTAL U.S. TREASURY OBLIGATION		49,998,285

REPURCHASE AGREEMENTS — 13.8%
Counterparty: Bank of Montreal
0.11% dated 7/31/15, due 8/3/15
in the amount of $1,382,013, fully collateralized by a $1,409,500 U.S. Treasury Note, coupon 0.12%, maturity 4/30/17 value $1,409,700	1,382,000	1,382,000
Counterparty: Bank of Nova Scotia
0.16% dated 7/31/15, due 8/3/15
in the amount of $120,001,600, fully collateralized by U.S. Government Obligations, par value $35,146,000 - $85,739,000 coupon range 1.75% - 4.75%, maturity range 9/10/15 - 11/17/15 value $122,402,627	120,000,000	120,000,000
Counterparty: RBC Capital Markets
0.10% dated 7/31/15, due 8/3/15
in the amount of $25,000,208, fully collateralized by U.S. Treasury Obligations, par value $1,700 - $15,314,300 coupon range 0.00% - 9.13%, maturity range 11/5/15 - 7/31/22 value $25,500,030	25,000,000	25,000,000
TOTAL REPURCHASE AGREEMENTS		146,382,000

TOTAL INVESTMENTS
(Cost $1,056,539,574)† — 99.8%		1,056,539,574

OTHER ASSETS AND LIABILITIES, NET — 0.2%		1,678,171
NET ASSETS — 100.0%		$1,058,217,745

†	For Federal tax purposes, the Portfolio's aggregate tax cost is equal to book cost.
(A)	The Federal Housing Finance Agency ("FHFA") placed Fannie Mae and Freddie Mac into conservatorship with FHFA as the conservator. The conservatorship is a statutory process designed to stabilize a troubled institution with the objective of returning the entity to normal business operations.
(B)	The rate shown is the effective yield at time of purchase.

As of July 31, 2015, all the investments are classified as Level 2, in accordance with the authoritative guidance on fair value measurements and disclosure under U.S. GAAP. For the period ended July 31, 2015, there have been no transfers between Level 1 and Level 2 assets and liabilities.

For information on the Portfolio’s policy regarding valuation of investments, fair value hierarchy levels and other significant accounting policies, please refer to Note 2 of the Portfolio’s most recent semi-annual or annual financial statements.

5

TD ASSET MANAGEMENT USA FUNDS INC.

TDAM Municipal Portfolio • Schedule of Investments

July 31, 2015 (unaudited)

DESCRIPTION	PRINCIPAL AMOUNT	VALUE
MUNICIPAL OBLIGATIONS — 97.6%
ALABAMA — 0.5%
Montgomery, IDA, Anderson ALACO Lawn Project, AMT, RB, (LOC: U.S. Bank, N.A.)
0.07%, 8/6/15 (A)	$4,650,000	$4,650,000

ARIZONA — 1.4%
Coconino County, PCFA, Arizona Public Service Company Project, AMT, RB, (LOC: JPMorgan Chase Bank, N.A.)
0.02%, 8/1/15 (A)	12,870,000	12,870,000

CALIFORNIA — 11.4%
California State, EFA, California Institute of Technology Project, Ser B, RB, (LOC: CALSTRS)
0.01%, 8/6/15 (A)	2,700,000	2,700,000
California State, PCFA, Pacific Gas & Electric Project, Ser E, RB, (LOC: JPMorgan Chase Bank, N.A.)
0.01%, 8/1/15 (A)	12,800,000	12,800,000
California State, TECP
0.05%, 8/12/15	40,000,000	40,000,000
California Statewide, Community Development Authority, RB, (LIQ: Royal Bank of Canada)
0.02%, 8/6/15 (A)	7,300,000	7,300,000
Northern California Power Agency, Hydroelectric Project, Ser A-R, RB, (LOC: Bank of Montreal)
0.01%, 8/5/15 (A)	10,160,000	10,160,000
San Francisco City & County, Airports Commission Authority, Ser A-1, AMT, RB, (LOC: JPMorgan Chase Bank, N.A.)
0.02%, 8/5/15 (A)	6,800,000	6,800,000
University of California, Ser AL-2, RB
0.02%, 8/6/15 (A)	23,000,000	23,000,000
		102,760,000
COLORADO — 0.3%
Boulder County, HFA, Broadway East Apartments Project, AMT, RB, (LOC: U.S. Bank, N.A.)
0.12%, 8/6/15 (A)	890,000	890,000
Colorado State, Educational & Cultural Facilities Authority, Ready Foods Inc. Project, Ser A, AMT, RB, (LOC: U.S. Bank, N.A.)
0.07%, 8/6/15 (A)	1,840,000	1,840,000
		2,730,000
CONNECTICUT — 0.3%
Connecticut State, HEFA, Yale University Project, Ser U, RB
0.02%, 8/5/15 (A)	3,050,000	3,050,000

FLORIDA — 0.9%
Alachua County, HFA, Brookside Apartments Project, Ser A, AMT, RB, (LOC: Fannie Mae)
0.05%, 8/5/15 (A)(B)	6,425,000	6,425,000
Florida State, HFC, Heritage Pointe Project, Ser I-1, AMT, RB, (LOC: Fannie Mae)
0.05%, 8/5/15 (A)(B)	2,100,000	2,100,000
		8,525,000
GEORGIA — 4.4%
Douglas County, IDA, Pandosia LLC Project, Ser A, AMT, RB, (LOC: Wells Fargo Bank, N.A.)
0.05%, 8/6/15 (A)	3,350,000	3,350,000
Main Street Natural Gas Inc., Sub-Ser A2-REMK, RB
0.08%, 8/6/15 (A)	20,000,000	20,000,000
Monroe County, Development Authority, Oglethorpe Power Corp. Project, RB, (LOC: Bank of Montreal)
0.02%, 8/5/15 (A)	16,200,000	16,200,000
		39,550,000
IDAHO — 0.6%
Idaho State, TAN
2.00%, 6/30/16	5,000,000	5,077,781

ILLINOIS — 7.0%
Illinois Finance Authority, Riverside Health System Project
0.02%, 8/6/15 (A)	3,425,000	3,425,000
Illinois State, EFA, Adler Planetarium Project, RB, (LOC: PNC Bank N.A.)
0.03%, 8/5/15 (A)	6,200,000	6,200,000
Illinois State, EFA, TECP
0.09%, 10/6/15	16,775,000	16,775,000
Illinois State, Finance Authority, Carle Foundation Project, Ser B, RB, (LOC: Northern Trust Company)
0.02%, 8/6/15 (A)	1,800,000	1,800,000
Illinois State, Finance Authority, Carle Foundation Project, Ser C, RB, (LOC: Northern Trust Company)
0.02%, 8/6/15 (A)	3,700,000	3,700,000
Illinois State, Finance Authority, Hospital Sisters Services Project, Ser G, RB, (LOC: Bank of Montreal)
0.03%, 8/6/15 (A)	5,000,000	5,000,000
Illinois State, Finance Authority, Northwestern University Project, Sub-Ser, RB
0.01%, 8/5/15 (A)	16,300,000	16,300,000
Illinois State, Finance Authority, Rush University Medical Center Project, Ser A, RB, (LOC: Northern Trust Company)
0.01%, 8/6/15 (A)	3,600,000	3,600,000
Lake County, Solid Waste Disposal, Countryside Landfill Inc. Project, AMT, RB, (LOC: JPMorgan Chase Bank, N.A.)
0.09%, 8/6/15 (A)	2,100,000	2,100,000
Oswego, IDRB, Griffith Laboratories Project, AMT, RB, (LOC: Wells Fargo Bank, N.A.)
0.16%, 8/5/15 (A)	3,630,000	3,630,000
		62,530,000

6

TD ASSET MANAGEMENT USA FUNDS INC.

TDAM Municipal Portfolio • Schedule of Investments

July 31, 2015 (unaudited)

DESCRIPTION	PRINCIPAL AMOUNT	VALUE
INDIANA — 1.1%
Indiana State, DFA, Sheet Metal Workers Local 20, RB, (LOC: U.S. Bank, N.A.)
0.12%, 8/6/15 (A)	$75,000	$75,000
Indiana State, Finance Authority, Ohio Valley Electric Corporation Project, Ser C, RB, (LOC: Bank of Nova Scotia)
0.03%, 8/6/15 (A)	2,700,000	2,700,000
Indiana State, Finance Authority, Parkview Health System Project, Ser C, RB, (LOC: PNC Bank N.A.)
0.03%, 8/5/15 (A)	4,000,000	4,000,000
Indiana State, Health System Finance Authority, Sisters St. Francis Project, Ser I, RB, (LOC: Wells Fargo Bank, N.A.)
0.03%, 8/5/15 (A)	3,000,000	3,000,000
		9,775,000
IOWA — 1.2%
Iowa State, Finance Authority Industrial Development, Cone Enterprise Project, AMT, RB, (LOC: Wells Fargo Bank, N.A.)
0.05%, 8/6/15 (A)	6,255,000	6,255,000
Iowa State, Finance Authority Industrial Development, Embria Health Sciences Project, AMT, RB, (LOC: Wells Fargo Bank, N.A.)
0.15%, 8/6/15 (A)	700,000	700,000
Iowa State, Small Business Financing Authority, Corporate Center Association Project, RB, (LOC: Wells Fargo Bank, N.A.)
0.02%, 8/6/15 (A)	4,080,000	4,080,000
		11,035,000
KANSAS — 0.5%
State of Kansas Department of Transportation, Ser A-3
0.32%, 8/7/15 (A)	4,800,000	4,801,052

KENTUCKY — 1.0%
Kentucky State, Higher Education Student Loan, Ser A-2, AMT, RB, (LOC: State Street Bank & Trust Co.)
0.01%, 8/5/15 (A)	7,500,000	7,500,000
Williamstown, League of Cities Funding Trust, Ser B, RB, (LOC: U.S. Bank, N.A.)
0.03%, 8/7/15 (A)	1,500,000	1,500,000
		9,000,000
MARYLAND — 4.6%
Johns Hopkins University, TECP
0.08%, 8/17/15	1,808,000	1,808,000
0.04%, 9/15/15	13,300,000	13,300,000
0.07%, 10/1/15	11,300,000	11,300,000
Montgomery County, CHE Trinity Health Credit Group Project, RB
0.10%, 9/1/15 (A)	14,910,000	14,910,000
		41,318,000
MASSACHUSETTS — 2.5%
Massachusetts State, Health & Educational Facilities Authority, Harvard University Project, Ser R, RB
0.01%, 8/1/15 (A)	9,015,000	9,015,000
Massachusetts State, Health & Educational Facilities Authority, TECP
0.06%, 10/2/15	8,500,000	8,500,000
Massachusetts State, Port Authority, Harborside Hyatt Project, AMT, RB, (LOC: U.S. Bank, N.A.)
0.03%, 8/5/15 (A)(C)	5,000,000	5,000,000
		22,515,000
MICHIGAN — 3.0%
Michigan State University, TECP
0.01%, 8/5/15	9,500,000	9,500,000
Michigan State, Finance Authority, CHE Trinity Health Credit Group Project, RB
0.10%, 9/1/15 (A)	1,850,000	1,850,000
Michigan State, HDA, Alderwood Project, AMT, RB, (LOC: Federal Home Loan Bank)
0.04%, 8/6/15 (A)	7,890,000	7,890,000
University of Michigan, GO
0.02%, 8/6/15	5,000,000	5,000,000
University of Michigan, Ser D-1, RB
0.01%, 8/1/15 (A)	2,690,000	2,690,000
		26,930,000
MINNESOTA — 6.4%
Minnesota State, Office of Higher Education, Supplement Student Loan Program Project, Ser B, AMT, RB, (LOC: Royal Bank of Canada)
0.03%, 8/6/15 (A)	7,200,000	7,200,000
Minnesota State, Office of Higher Education, Supplement Student Loan Program Project, Ser B, AMT, RB, (LOC: U.S. Bank, N.A.)
0.03%, 8/6/15 (A)	10,750,000	10,750,000
Rochester, Health Care Facilities, Mayo Clinic Project, Ser A, RB
0.01%, 8/5/15 (A)	8,000,000	8,000,000
St. Paul, Housing & Redevelopment Authority, Allina Health System Project, Ser C, RB, (LOC: Wells Fargo Bank, N.A.)
0.02%, 8/6/15 (A)	23,985,000	23,985,000
University of Minnesota, TECP
0.08%, 9/3/15	7,500,000	7,500,000
		57,435,000
MISSISSIPPI — 3.9%
Mississippi Business Finance Corp., Ser C
0.01%, 8/1/15 (A)	7,000,000	7,000,000
Mississippi State, Business Finance Corp., Chevron USA Project, Ser B, RB
0.01%, 8/1/15 (A)	1,500,000	1,500,000
Mississippi State, Business Finance Corp., Chevron USA Project, Ser C, RB
0.01%, 8/1/15 (A)	2,600,000	2,600,000
Mississippi State, Business Finance Corp., Chevron USA Project, Ser G, RB
0.01%, 8/1/15 (A)	2,855,000	2,855,000
Mississippi State, Business Finance Corp., Ser G, RB
0.01%, 8/1/15 (A)	9,000,000	9,000,000

7

TD ASSET MANAGEMENT USA FUNDS INC.

TDAM Municipal Portfolio • Schedule of Investments

July 31, 2015 (unaudited)

DESCRIPTION	PRINCIPAL AMOUNT	VALUE
Mississippi State, Business Financial Corporation, Chevron USA Project, Ser B, RB
0.01%, 8/1/15 (A)	$500,000	$500,000
Mississippi State, Business Financial Corporation, Chevron USA Project, Ser C, RB
0.01%, 8/1/15 (A)	2,000,000	2,000,000
Mississippi State, Business Financial Corporation, Chevron USA Project, Ser F, RB
0.01%, 8/1/15 (A)	2,215,000	2,215,000
Mississippi State, Business Financial Corporation, Ser I, RB
0.01%, 8/1/15 (A)	7,500,000	7,500,000
		35,170,000
MISSOURI — 3.1%
Board of Curators of University of Missouri, TECP
0.06%, 10/5/15	5,000,000	5,000,000
Missouri State, HEFA, Ascension Health Senior Credit Project, Ser C-4, RB
0.01%, 8/5/15 (A)	7,000,000	7,000,000
St. Joseph, IDA, Heartland Regional Medical Center Project, Ser R, RB, (LOC: Bank of Montreal)
0.03%, 8/5/15 (A)	16,000,000	16,000,000
		28,000,000
NEVADA — 0.7%
Clark County, Airport System Revenue, Ser A-2, AMT, RB, (LOC: State Street Bank & Trust Co.)
0.01%, 8/5/15 (A)	5,900,000	5,900,000

NEW MEXICO — 2.7%
New Mexico State, Finance Authority, Ser A-1, RB, (LOC: State Street Bank & Trust Co.)
0.01%, 8/6/15 (A)	16,000,000	16,000,000
New Mexico State, Finance Authority, Ser B-1, RB, (LOC: State Street Bank & Trust Co.)
0.01%, 8/6/15 (A)	8,400,000	8,400,000
		24,400,000
NEW YORK — 9.0%
MTA, Ser B-1, RB, (LOC: State Street Bank & Trust Co.)
0.02%, 8/5/15 (A)	5,000,000	5,000,000
Nassau, Health Care Corp., Ser D-1, RB, (LOC: JPMorgan Chase Bank, N.A.)
0.01%, 8/7/15 (A)	5,000,000	5,000,000
NYC, Municipal Water Finance Authority, 2nd General Resolution Project, Ser B, RB, (LOC: CALSTRS)
0.01%, 8/1/15 (A)	18,000,000	18,000,000
NYS, Dormitory Authority, Ser E, RB
5.00%, 2/15/16	2,870,000	2,944,388
NYS, Energy Research & Development Authority, Consolidated Edison Co of New York Project, AMT, RB, (LOC: Scotiabank)
0.04%, 8/5/15 (A)	12,000,000	12,000,000
NYS, HFA, West 30th Street Project, Ser A, RB, (LOC: Wells Fargo Bank, N.A.)
0.02%, 8/5/15 (A)	7,500,000	7,500,000
NYS, Power Authority, GO, (LIQ: JPMorgan Chase Bank, N.A., Bank of Nova Scotia, Wells Fargo, Bank, N.A., State Street Bank & Trust Co., Bank of New York)
0.07%, 9/1/15 (A)	9,835,000	9,835,000
NYS, Power Authority, Ser A, GO, (LIQ: Bank of Nova Scotia)
0.07%, 9/1/15 (A)	3,970,000	3,970,000
NYS, Urban Development Corporation, Ser C, RB
5.00%, 3/15/16	6,500,000	6,693,683
Port Authority of New York & New Jersey, TECP
0.10%, 9/16/15	10,000,000	10,000,000
		80,943,071
OHIO — 3.7%
County of Franklin Ohio, Ser C
0.06%, 8/6/15 (A)	11,000,000	11,000,000
Cuyahoga County, Metrohealth System Project, RB, (LOC: PNC Bank N.A.)
0.03%, 8/6/15 (A)	7,500,000	7,500,000
Franklin County, Health Care Facilities, Ohio Presbyterian Project, Ser A, RB, (LOC: PNC Bank N.A.)
0.03%, 8/6/15 (A)	7,000,000	7,000,000
Franklin County, Health Care Facilities, RB
3.00%, 5/15/16	1,500,000	1,531,350
Lancaster, Port Authority, RB
0.23%, 8/1/15 (A)	6,600,000	6,600,000
		33,631,350
PENNSYLVANIA — 2.8%
Pennsylvania State University, Ser B, RB
0.29%, 9/1/15 (A)	14,000,000	14,000,000
Philadelphia, IDA, Ser B-3, RB, (LOC: PNC Bank N.A.)
0.02%, 8/6/15 (A)	5,325,000	5,325,000
University of Pittsburgh, TECP
0.10%, 8/17/15	5,500,000	5,500,000
		24,825,000
RHODE ISLAND — 0.7%
Rhode Island, Industrial Facilities Corp., Exxon Mobil Project, RB
0.01%, 8/1/15 (A)	6,300,000	6,300,000

TEXAS — 16.7%
Dallas Area Rapid Transit, TECP
0.08%, 8/13/15	10,000,000	10,000,000
0.08%, 9/2/15	10,000,000	10,000,000
0.11%, 10/15/15	8,500,000	8,500,000

Greater East Texas, Higher Education Authority, Ser B, AMT, RB, (LOC: State Street Bank & Trust Co.)
0.02%, 8/6/15 (A)(C)	13,000,000	13,000,000
Greater East Texas, Higher Education Authority, Ser B, AMT, RB, (LOC: State Street Bank & Trust Co.)
0.02%, 8/6/15 (A)	10,000,000	10,000,000
Gulf Coast, IDA, Exxon Mobil Project, RB
0.01%, 8/1/15 (A)	1,100,000	1,100,000

8

TD ASSET MANAGEMENT USA FUNDS INC.

TDAM Municipal Portfolio • Schedule of Investments

July 31, 2015 (unaudited)

DESCRIPTION	PRINCIPAL AMOUNT	VALUE
Gulf Coast, Waste Disposal Authority, Exxon Mobil Project, Ser B, AMT, RB
0.01%, 8/1/15 (A)	$2,590,000	$2,590,000
Harris County, IDC, Exxon Project, AMT, RB
0.01%, 8/1/15 (A)	17,640,000	17,640,000
Houston, TRAN
2.00%, 6/30/16	5,000,000	5,077,994
1.00%, 6/30/16	9,500,000	9,561,542
Lower Neches Valley Authority, IDC, Exxon Mobil Project, Ser B, AMT, RB
0.01%, 8/1/15 (A)	1,200,000	1,200,000
Lower Neches Valley Authority, IDC, Exxon Mobil Project, Ser B-3, AMT, RB
0.01%, 8/1/15 (A)	2,200,000	2,200,000
Tarrant County, Cultural Education Facilities Finance, Baylor Health Care System Project, RB, (LOC: Northern Trust Company)
0.02%, 8/5/15 (A)	3,000,000	3,000,000
Tarrant County, Cultural Education Facilities Finance, Baylor Health Care System Project, RB, (LOC: Wells Fargo Bank, N.A.)
0.02%, 8/5/15 (A)	3,900,000	3,900,000
Texas State, Department of Housing & Community Affairs, Chisholm Trails Apartments, AMT, RB, (LOC: Fannie Mae)
0.04%, 8/6/15 (A)(B)	5,500,000	5,500,000
Texas State, TRAN
1.50%, 8/31/15	10,000,000	10,011,238
University of Texas, Financing System Project, Ser B, RB
0.01%, 8/6/15 (A)	2,700,000	2,700,000
University of Texas, Permanent University Funding System, Ser A, RB
0.01%, 8/6/15 (A)	4,800,000	4,800,000
University of Texas, TECP
0.07%, 9/8/15	19,500,000	19,500,000
0.09%, 10/13/15	9,692,000	9,692,000
		149,972,774
UTAH — 1.0%
Utah State, MFH, Pointe Apartments Project, AMT, RB, (LOC: U.S. Bank, N.A.)
0.03%, 8/6/15 (A)	9,105,000	9,105,000

VIRGINIA — 0.7%
Norfolk, IDA, TECP
0.09%, 9/3/15	4,200,000	4,200,000
University of Virginia, TECP
0.07%, 8/17/15	2,000,000	2,000,000
		6,200,000
WASHINGTON — 3.3%
Olympia, Economic Development Corp., Spring Air Northwest Project, AMT, RB, (LOC: U.S. Bank, N.A.)
0.17%, 8/6/15 (A)	700,000	700,000
Washington State, Economic DFA, Seadrunar Project, Ser E, RB, (LOC: U.S. Bank, N.A.)
0.04%, 8/6/15 (A)	100,000	100,000
Washington State, HFC, Boardwalk Apartments Project, Ser A, AMT, RB, (LOC: Fannie Mae)
0.04%, 8/6/15 (A)(B)	9,320,000	9,320,000
Washington State, HFC, Bremerton Senior Living Project, Ser A, AMT, RB, (LOC: Fannie Mae)
0.04%, 8/6/15 (A)(B)	6,200,000	6,200,000
Washington State, HFC, Eagle's Landing Apartments Project, Ser A, AMT, RB, (LOC: Fannie Mae)
0.04%, 8/6/15 (A)(B)	6,365,000	6,365,000
Washington State, HFC, Merrill Gardens Project, Ser A, AMT, RB, (LOC: Fannie Mae)
0.04%, 8/6/15 (A)(B)	2,000,000	2,000,000
Washington State, HFC, Woodlands Apartments Project, Ser A, AMT, RB, (LOC: Fannie Mae)
0.04%, 8/6/15 (A)(B)	4,620,000	4,620,000
		29,305,000
WISCONSIN — 2.1%
Wisconsin State, TECP
0.07%, 8/4/15	3,000,000	3,000,000
0.09%, 9/2/15	16,000,000	16,000,000
		19,000,000
WYOMING — 0.1%
Lincoln County, PCFA, Exxon Mobil Project, RB
0.01%, 8/1/15 (A)	140,000	140,000
Lincoln County, PCFA, Exxon Mobil Project, Ser A, AMT, RB
0.01%, 8/1/15 (A)	500,000	500,000
		640,000

TOTAL MUNICIPAL OBLIGATIONS		877,944,028

COMMERCIAL PAPER — 1.4%
INDUSTRIAL & OTHER COMMERCIAL PAPER — 1.4%
MIchigan State, Hospital Finance Authority
0.04%, 8/18/15	1,400,000	1,400,000
University of Michigan
0.03%, 8/18/15	11,000,000	11,000,000

TOTAL COMMERCIAL PAPER		12,400,000

TAX-EXEMPT U.S. GOVERNMENT AGENCY OBLIGATION — 0.5%
Freddie Mac, MFC, Ser M031, RB
0.03%, 8/6/15 (B)	4,660,000	4,660,000

TOTAL TAX-EXEMPT U.S. GOVERNMENT AGENCY OBLIGATION		4,660,000

TOTAL INVESTMENTS
(Cost $895,004,028)† — 99.5%		895,004,028

OTHER ASSETS AND LIABILITIES, NET — 0.5%		4,372,031
NET ASSETS — 100.0%		$899,376,059

9

TD ASSET MANAGEMENT USA FUNDS INC.

TDAM Municipal Portfolio • Schedule of Investments

July 31, 2015 (unaudited)

†	For Federal tax purposes, the Portfolio’s aggregate tax cost is equal to book cost.
(A)	Security payable on demand. The rate shown, which is subject to change, is the current rate on July 31, 2015. Date shown is the date on which the Portfolio can unconditionally demand payment.
(B)	The Federal Housing Finance Agency ("FHFA") placed Fannie Mae and Freddie Mac into conservatorship with FHFA as the conservator. The conservatorship is a statutory process designed to stabilize a troubled institution with the objective of returning the entity to normal business operations.
(C)	Security exempt from registration under the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. As of July 31, 2015, these securities amounted to $18,000,000 or 2.00% of net assets of the Portfolio. These securities have been deemed liquid by the Board of Directors.
(D)	Variable rate security. The rate shown is the current rate on July 31, 2015. Date shown represents the final maturity date.

AMT — Alternative Minimum Tax

CALSTRS — California State Teachers' Retirement System

DFA — Developmental Finance Authority

EFA — Educational Facilities Authority

GO — General Obligation

HDA — Housing Development Authority

HEFA — Health and Education Facilities Authority

HFA — Housing Finance Agency

HFC — Housing Finance Commission

IDA — Industrial Development Authority

IDC — Industrial Development Corp.

IDRB — Industrial Development Revenue Bond

LIQ — Liquidity Agreement

LLC — Limited Liability Company

LOC — Letter of Credit

MFC — Multi-Family Certificates

MFH — Multi-Family Housing

MTA — Metropolitan Transportation Authority

N.A. — National Association

NYC — New York City

NYS — New York State

PCFA — Pollution Control Financing Authority

RB — Revenue Bond

Ser — Series

TAN — Tax Anticipation Note

TECP — Tax Exempt Commercial Paper

TRAN — Tax & Revenue Anticipation Note

As of July 31, 2015, all the investments are classified as Level 2, in accordance with the authoritative guidance on fair value measurements and disclosure under U.S. GAAP. For the period ended July 31, 2015, there have been no transfers between Level 1 and Level 2 assets and liabilities.

For information on the Portfolio’s policy regarding valuation of investments, fair value hierarchy levels and other significant accounting policies, please refer to Note 2 of the Portfolio’s most recent semi-annual or annual financial statements.

10

TD ASSET MANAGEMENT USA FUNDS INC.

TDAM California Municipal Money Market Portfolio • Schedule of Investments

July 31, 2015 (unaudited)

DESCRIPTION	PRINCIPAL AMOUNT	VALUE
MUNICIPAL OBLIGATIONS — 98.6%
CALIFORNIA — 98.6%
ABAG Finance Authority for Nonprofit Corps., Geneva Pointe Apartments Project, Ser A, AMT, RB, (LOC: Fannie Mae)
0.03%, 8/6/15 (A)(B)	$6,600,000	$6,600,000
Bay Area Toll Authority, RB, (LOC: U.S. Bank N.A.)
0.01%, 8/6/15 (B)	5,000,000	5,000,000
California State University, TECP
0.07%, 9/2/15	6,654,000	6,654,000
California State, EFA, California Institute of Technology Project, Ser B, RB, (LOC: CALSTRS)
0.01%, 8/6/15 (B)	11,200,000	11,200,000
California State, EFA, Stanford University Project, Ser L-6, RB
0.01%, 8/5/15 (B)	3,400,000	3,400,000
California State, Health Facilities Financing Authority, Children's Hospital Project, Ser B, RB, (LOC: U.S. Bank N.A.)
0.02%, 8/5/15 (B)	5,500,000	5,500,000
California State, Health Facilities Financing Authority, Children's Hospital Project, Ser C, RB, (LOC: U.S. Bank N.A.)
0.02%, 8/5/15 (B)	5,900,000	5,900,000
California State, Health Facilities Financing Authority, Health Facility Catholic Project, Ser B, RB, (LOC: Bank of Montreal)
0.01%, 8/5/15 (B)	6,725,000	6,725,000
California State, Health Facilities Financing Authority, Health Facility Catholic Project, Ser C, RB, (LOC: Bank of Montreal)
0.01%, 8/5/15 (B)	7,800,000	7,800,000
California State, Health Facilities Financing Authority, Memorial Health Services, Ser A, RB
0.02%, 8/5/15 (B)	18,500,000	18,500,000
California State, Health Facilities Financing Authority, Scripps Health Project, Ser C, RB, (LOC: Northern Trust Company)
0.01%, 8/6/15 (B)	6,150,000	6,150,000
California State, Health Facilities Financing Authority, Scripps Health Project, Ser F, RB, (LOC: Northern Trust Company)
0.01%, 8/5/15 (B)	11,310,000	11,310,000
California State, Health Facilities Financing Authority, St. Joseph Health System Project, Ser B, RB, (LOC: U.S. Bank N.A.)
0.01%, 8/1/15 (B)	4,960,000	4,960,000
California State, Health Facilities Financing Authority, St. Joseph Health System Project, Ser C, RB, (LOC: Northern Trust Company)
0.01%, 8/1/15 (B)	3,200,000	3,200,000
California State, Health Facilities Financing Authority, St. Joseph Health System Project, Ser D, RB, (LOC: Wells Fargo Bank, N.A.)
0.01%, 8/5/15 (B)	4,000,000	4,000,000
California State, Health Facilities Financing Authority, Stanford Hospital Project, Ser B-1, RB
0.02%, 8/5/15 (B)	11,500,000	11,500,000
California State, Health Facilities Financing Authority, Stanford Hospital Project, Ser B-2, RB
0.14%, 12/3/15	5,650,000	5,650,000
California State, Kindergarten Project, Ser A-2, GO, (LOC: State Street Bank & Trust Co.)
0.01%, 8/1/15 (B)	300,000	300,000
California State, MFA, Chevron USA Recovery Project, Ser A, RB
0.01%, 8/1/15 (B)	615,000	615,000
California State, MFA, Chevron USA Recovery Project, Ser B, RB
0.01%, 8/1/15 (B)	4,500,000	4,500,000
California State, MFA, Chevron USA Recovery Project, Ser C, RB
0.01%, 8/1/15 (B)	1,750,000	1,750,000
California State, MFA, Exxon Mobile Project, AMT, RB
0.01%, 8/1/15 (B)	13,300,000	13,300,000
California State, MFA, La Sierra University Project, Ser A, RB, (LOC: Wells Fargo Bank, N.A.)
0.01%, 8/6/15 (B)	3,100,000	3,100,000
California State, MFA, La Sierra University Project, Ser B, RB, (LOC: Wells Fargo Bank, N.A.)
0.02%, 8/6/15 (B)	1,765,000	1,765,000
California State, PCFA, Exxon Mobile Project, AMT, RB
0.01%, 8/1/15 (B)	5,000,000	5,000,000
California State, PCFA, Pacific Gas & Electric Project, Ser B, AMT, RB, (LOC: JPMorgan Chase Bank, N.A.)
0.01%, 8/1/15 (B)	900,000	900,000
California State, PCFA, Pacific Gas & Electric Project, Ser F, RB, (LOC: JPMorgan Chase Bank, N.A.)
0.01%, 8/1/15 (B)	500,000	500,000
California State, Ser A-3, GO, (LOC: Bank of Montreal)
0.01%, 8/1/15 (B)	11,000,000	11,000,000
California Statewide, Community Development Authority, Chevron USA Recovery Project
0.01%, 8/1/15 (B)	3,630,000	3,630,000
California Statewide, Community Development Authority, Coventry Place Apartments Project, AMT, RB, (LOC: Fannie Mae)
0.03%, 8/6/15 (A)(B)	9,500,000	9,500,000

11

TD ASSET MANAGEMENT USA FUNDS INC.

TDAM California Municipal Money Market Portfolio • Schedule of Investments

July 31, 2015 (unaudited)

DESCRIPTION	PRINCIPAL AMOUNT	VALUE
California Statewide, Community Development Authority, Pavilion Apartments Project, Ser M, AMT, RB, (LOC: Fannie Mae)
0.03%, 8/6/15 (A)(B)	$3,600,000	$3,600,000
California Statewide, Community Development Authority, Rady Children's Hospital Project, Ser C, RB, (LOC: Northern Trust Company)
0.01%, 8/6/15 (B)	11,000,000	11,000,000
California Statewide, Community Development Authority, RB, (LIQ: Royal Bank of Canada)
0.02%, 8/6/15 (B)	16,500,000	16,500,000
Duarte, Redevelopment Agency, Johnson Duarte Project, Ser B, COP, (LOC: General Electric Capital Corporation)
0.02%, 8/6/15 (B)	5,000,000	5,000,000
Duarte, Redevelopment Agency, Piken Duarte Partners Project, Ser A, COP, (LOC: General Electric Capital Corporation)
0.02%, 8/6/15 (B)	7,000,000	7,000,000
Irvine Ranch, Water District, Improvement District Project, Ser A, SAB, (LOC: U.S. Bank N.A.)
0.01%, 8/1/15 (B)	6,320,000	6,320,000
Irvine, Assessment District No. 94-13, Oak Creek Special Assessment Bonds, Ser 1997, SAB, (LOC: State Street Bank & Trust Co.)
0.01%, 8/1/15 (B)	612,000	612,000
Lancaster, Redevelopment Agency, Cedar Creek Project, Ser A, AMT, RB, (LOC: Fannie Mae)
0.04%, 8/6/15 (A)(B)	6,800,000	6,800,000
Los Angeles County, RN
5.00%, 6/30/16	15,000,000	15,642,790
Los Angeles County, TECP
0.08%, 8/28/15	8,300,000	8,300,000
0.06%, 9/4/15	1,600,000	1,600,000
Los Angeles, GO
2.00%, 6/30/16	10,000,000	10,153,153
Metropolitan Water District of Southern California, Ser C
5.00%, 7/1/16	3,705,000	3,865,219
Northern California Power Agency, Hydroelectric Project, Ser A-R, RB, (LOC: Bank of Montreal)
0.01%, 8/5/15 (B)	11,800,000	11,800,000
Port of Oakland, TECP
0.07%, 8/6/15	7,133,000	7,133,000
Riverside County, TRAN
2.00%, 6/30/16	10,000,000	10,155,562
Sacramento, Municipal Utility District, Ser M-REMK, RB, (LOC: State Street Bank & Trust Co.)
0.01%, 8/6/15 (B)	15,000,000	15,000,000
San Diego County, COP, (LOC: Northern Trust Company)
0.03%, 8/6/15 (B)	2,050,000	2,050,000
San Diego, Unified School District, TECP
2.00%, 6/30/16	5,000,000	5,078,594
San Francisco City & County, Airports Commission Authority, Ser A-1, AMT, RB, (LOC: JPMorgan Chase Bank, N.A.)
0.02%, 8/5/15 (B)	6,900,000	6,900,000
San Francisco City & County, TECP
0.06%, 8/13/15	9,412,000	9,412,000
Santa Clara County, Finance Authority, El Camino Hospital Project, Ser A, RB, (LOC: Wells Fargo Bank, N.A.)
0.02%, 8/5/15 (B)	4,600,000	4,600,000
Santa Clara County, Finance Authority, Housing Authority Office Project, Ser A, RB, (LOC: U.S. Bank N.A.)
0.04%, 8/6/15 (B)	1,325,000	1,325,000
Southern California Public Power Authority, Magnolia Power Project, RB, (LOC: Wells Fargo Bank, N.A.)
0.01%, 8/5/15 (B)	7,500,000	7,500,000
University of California, Ser AL-1, RB
0.01%, 8/6/15 (B)	1,500,000	1,500,000
University of California, Ser AL-2, RB
0.02%, 8/6/15 (B)	16,000,000	16,000,000
Whittier, Health Facilities Authority, Presbyterian Intercommunity Project, Ser A, RB, (LOC: U.S. Bank N.A.)
0.02%, 8/5/15 (B)	7,300,000	7,300,000

TOTAL MUNICIPAL OBLIGATIONS		382,056,318

TOTAL INVESTMENTS
(Cost $382,056,318)† — 98.6%		382,056,318

OTHER ASSETS AND LIABILITIES, NET — 1.4%		5,599,232
NET ASSETS — 100.0%		$387,655,550

†	For Federal tax purposes, the Portfolio’s aggregate tax cost is equal to book cost.
(A)	The Federal Housing Finance Agency ("FHFA") placed Fannie Mae and Freddie Mac into conservatorship with FHFA as the conservator. The conservatorship is a statutory process designed to stabilize a troubled institution with the objective of returning the entity to normal business operations.
(B)	Security payable on demand. The rate shown, which is subject to change, is the current rate on July 31, 2015. Date shown is the date on which the Portfolio can unconditionally demand payment.

12

TD ASSET MANAGEMENT USA FUNDS INC.

TDAM California Municipal Money Market Portfolio • Schedule of Investments

July 31, 2015 (unaudited)

ABAG — Association of Bay Area Government

AMT — Alternative Minimum Tax

CALSTRS — California State Teachers' Retirement System

COP — Certificate of Participation

EFA — Educational Facilities Authority

GO — General Obligation

LIQ — Liquidity Agreement

LOC — Letter of Credit

MFA — Municipal Finance Authority

N.A. — National Association

RB — Revenue Bond

RN — Revenue Note

PCFA — Pollution Control Financing Authority

SAB — Special Assessment Bond

Ser — Series

TECP — Tax Exempt Commercial Paper

TRAN — Tax and Revenue Anticipation Note

As of July 31, 2015, all the investments are classified as Level 2, in accordance with the authoritative guidance on fair value measurements and disclosure under U.S. GAAP. For the period ended July 31, 2015, there have been no transfers between Level 1 and Level 2 assets and liabilities.

For information on the Portfolio’s policy regarding valuation of investments, fair value hierarchy levels and other significant accounting policies, please refer to Note 2 of the Portfolio’s most recent semi-annual or annual financial statements.

13

TD ASSET MANAGEMENT USA FUNDS INC.

TDAM New York Municipal Money Market Portfolio • Schedule of Investments

July 31, 2015 (unaudited)

DESCRIPTION	PRINCIPAL AMOUNT	VALUE
MUNICIPAL OBLIGATIONS — 94.1%
NEW YORK — 94.1%
Albany, IDA, South Mall Towers Project, Ser A, AMT, RB, (LOC: Fannie Mae)
0.03%, 8/6/15 (A)(B)	$6,620,000	$6,620,000
Geneva, HFA, Depaul Community Facs., Ser A, AMT, RB, (LOC: Canandaigua National Bank & Trust Co.)
0.04%, 8/6/15 (B)	1,675,000	1,675,000
MTA, Ser B-1, RB, (LOC: State Street Bank & Trust Co.)
0.02%, 8/5/15 (B)	9,000,000	9,000,000
Nassau County, Interim Finance Authority, Ser C, RB, (LIQ: JPMorgan Chase Bank, N.A.)
0.02%, 8/5/15 (B)	400,000	400,000
Nassau, Health Care Corp., Ser D-1, RB, (LOC: JPMorgan Chase Bank, N.A.)
0.01%, 8/7/15 (B)	5,000,000	5,000,000
NYC, HDC, 461 Dean Street Development Project, Ser S, RB, (LOC: Bank of New York Mellon)
0.02%, 8/5/15 (B)	7,000,000	7,000,000
NYC, HDC, Atlantic Court Apartments Project, Ser A, AMT, RB, (LOC: Freddie Mac)
0.03%, 8/5/15 (A)(B)	7,400,000	7,400,000
NYC, HDC, Lyric Development Project, Ser A, AMT, RB, (LOC: Fannie Mae)
0.02%, 8/5/15 (A)(B)	7,800,000	7,800,000
NYC, HDC, Nicole Project, Ser A, AMT, RB, (LOC: Fannie Mae)
0.02%, 8/5/15 (A)(B)	5,000,000	5,000,000
NYC, IDA, USA Waste Services, AMT, RB, (LOC: JPMorgan Chase Bank, N.A.)
0.04%, 8/6/15 (B)	1,400,000	1,400,000
NYC, Municipal Water Finance Authority, 2nd General Resolution Project, Ser B, RB, (LOC: CALSTRS)
0.01%, 8/1/15 (B)	2,300,000	2,300,000
NYC, Ser B, GO
2.00%, 8/1/15	3,000,000	3,000,000
NYC, Ser H-1, GO
0.01%, 8/1/15 (B)	1,000,000	1,000,000
NYC, Ser L-4, GO, (LOC: U.S. Bank N.A.)
0.01%, 8/1/15 (B)	4,360,000	4,360,000
NYC, Transitional Finance Authority Future Tax Secured Revenue, Ser A-5, RB
0.01%, 8/1/15 (B)	1,000,000	1,000,000
NYC, Transitional Finance Authority Future Tax Secured Revenue, Ser D, RB
2.00%, 11/1/15	2,995,000	3,009,142
NYC, Transitional Future Tax Secured, Recovery Project, Ser 3, RB, (LIQ: Royal Bank of Canada)
0.01%, 8/1/15 (B)	1,500,000	1,500,000
NYC, Transitional Future Tax Secured, Ser A, RB, (LOC: JPMorgan Chase Bank, N.A.)
0.01%, 8/5/15 (B)	2,800,000	2,800,000
NYC, Trust for Cultural Resources, Ser 2014 B-2, RB
0.03%, 8/6/15 (B)	6,000,000	6,000,000
NYS, Dormitory Authority, Columbia University, Ser A, RB
0.01%, 8/5/15 (B)	3,500,000	3,500,000
NYS, Dormitory Authority, Rockefeller University, Ser B, RB
0.01%, 8/6/15 (B)	7,525,000	7,525,000
NYS, Dormitory Authority, Ser E, RB
5.00%, 2/15/16	2,000,000	2,051,838
NYS, Energy Research & Development Authority, Consolidated Edison Co of New York Project, AMT, RB, (LOC: Scotiabank)
0.04%, 8/5/15 (B)	9,000,000	9,000,000
NYS, HFA, 150 East 44th Street Project, Ser A, AMT, RB, (LOC: Fannie Mae)
0.03%, 8/5/15 (A)(B)	6,000,000	6,000,000
NYS, HFA, 1500 Lexington Avenue Project, Ser A, AMT, RB, (LOC: Fannie Mae)
0.03%, 8/5/15 (A)(B)	3,000,000	3,000,000
NYS, HFA, 160 Madison Ave Project, Ser S, RB, (LOC: PNC Bank N.A.)
0.01%, 8/1/15 (B)	9,700,000	9,700,000
NYS, HFA, 240 East 39th Street Project, Ser A, AMT, RB, (LOC: Freddie Mac)
0.02%, 8/5/15 (A)(B)	1,000,000	1,000,000
NYS, HFA, 345 East 94th Street Project, Ser A, AMT, RB, (LOC: Freddie Mac)
0.03%, 8/5/15 (A)(B)	5,000,000	5,000,000
NYS, HFA, 363 West 30th Street Project, Ser A, AMT, RB, (LOC: Freddie Mac)
0.02%, 8/5/15 (A)(B)	4,850,000	4,850,000
NYS, HFA, Bowery Place I Project, Ser A, RB, (LOC: Freddie Mac)
0.01%, 8/5/15 (A)(B)	5,000,000	5,000,000
NYS, HFA, Maestro West Chelsea Housing Project, Ser A, RB, (LOC: Wells Fargo Bank, N.A.)
0.03%, 8/4/15 (B)	4,000,000	4,000,000
NYS, HFA, Union Square South Housing, AMT, RB, (LOC: Fannie Mae)
0.02%, 8/5/15 (A)(B)	2,600,000	2,600,000
NYS, HFA, West 30th Street Project, RB, (LOC: Wells Fargo Bank, N.A.)
0.03%, 8/5/15 (B)	1,000,000	1,000,000
NYS, HFA, West 30th Street Project, Ser A, RB, (LOC: Wells Fargo Bank, N.A.)
0.02%, 8/5/15 (B)	1,500,000	1,500,000
NYS, HFA, West 38th Street Project, Ser A, AMT, RB, (LOC: Fannie Mae)
0.03%, 8/5/15 (A)(B)	3,000,000	3,000,000
NYS, Power Authority, Ser A, GO, (LIQ: Bank of Nova Scotia)
0.07%, 9/1/15 (B)	9,000,000	9,000,000
NYS, Urban Development Corporation, Ser A, RB
5.00%, 3/15/16	2,530,000	2,605,388
NYS, Urban Development Corporation, Ser C, RB
5.00%, 3/15/16	4,500,000	4,634,088
Port Authority of New York & New Jersey, TECP
0.10%, 9/16/15	4,000,000	4,000,000
0.10%, 10/27/15	7,025,000	7,025,000

14

TD ASSET MANAGEMENT USA FUNDS INC.

TDAM New York Municipal Money Market Portfolio • Schedule of Investments

July 31, 2015 (unaudited)

DESCRIPTION	PRINCIPAL AMOUNT	VALUE
Tompkins County, IDA, Civic Facility Cornell Project, Ser A, RB
0.01%, 8/6/15 (B)	$7,075,000	$7,075,000
Triborough Bridge & Tunnel Authority, Ser B, RB, (LOC: State Street Bank & Trust Co.)
0.01%, 8/5/15 (B)	7,095,000	7,095,000
Triborough Bridge & Tunnel Authority, Ser B-2, RB, (LOC: Wells Fargo Bank, N.A.)
0.01%, 8/1/15 (B)	1,000,000	1,000,000
Triborough Bridge & Tunnel Authority, Ser B-3, RB, (LOC: Wells Fargo Bank, N.A.)
0.01%, 8/1/15 (B)	400,000	400,000

TOTAL MUNICIPAL OBLIGATIONS		187,825,456
COMMERCIAL PAPER — 4.5%
INDUSTRIAL & OTHER COMMERCIAL PAPER — 4.5%
NYS, Dormitory Authority
0.08%, 10/5/15	9,000,000	9,000,000

TOTAL COMMERCIAL PAPER		9,000,000

TOTAL INVESTMENTS
(Cost $196,825,456)† — 98.6%		196,825,456

OTHER ASSETS AND LIABILITIES, NET — 1.4%		2,767,746
NET ASSETS — 100.0%		$199,593,202

†	For Federal tax purposes, the Portfolio’s aggregate tax cost is equal to book cost.
(A)	The Federal Housing Finance Agency ("FHFA") placed Fannie Mae and Freddie Mac into conservatorship with FHFA as the conservator. The conservatorship is a statutory process designed to stabilize a troubled institution with the objective of returning the entity to normal business operations.
(B)	Security payable on demand. The rate shown, which is subject to change, is the current rate on July 31, 2015. Date shown is the date on which the Portfolio can unconditionally demand payment.

AMT — Alternative Minimum Tax

CALSTRS — California State Teachers' Retirement System

GO — General Obligation

HDC — Housing Development Corporation

HFA — Housing Finance Authority

IDA — Industrial Development Authority

LIQ — Liquidity Agreement LOC — Letter of Credit

MTA — Metropolitan Transportation Authority

N.A. — National Association

NYC — New York City

NYS — New York State

RB — Revenue Bond

Ser — Series

TECP — Tax Exempt Commercial Paper

As of July 31, 2015, all the investments are classified as Level 2 in accordance with the authoritative guidance on fair value measurements, and disclosure under U.S. GAAP. For the period ended July 31, 2015, there have been no transfers, between Level 1 and Level 2 assets and liabilities.

For information on the Portfolio’s policy regarding valuation of investments, fair value hierarchy levels and other significant accounting policies, please refer to Note 2 of the Portfolio’s most recent semi-annual or annual financial statements.

15

TD ASSET MANAGEMENT USA FUNDS INC.

TDAM Institutional Money Market Fund • Schedule of Investments

July 31, 2015 (unaudited)

DESCRIPTION	PRINCIPAL AMOUNT	VALUE
COMMERCIAL PAPER — 24.0%
BANKS — 7.6%
Australia & New Zealand Banking Group
0.15%, 8/5/15 (A)(B)	$2,000,000	$1,999,967
Caisse Centrale Desjardins
0.16%, 8/5/15 (A)(B)	2,000,000	1,999,964
0.18%, 8/25/15 (A)(B)	1,000,000	999,880
0.20%, 9/18/15 (A)(B)	2,000,000	1,999,467
Commonwealth Bank of Australia
0.16%, 8/10/15 (A)(B)	2,000,000	1,999,923
0.19%, 8/28/15 (A)(B)	3,000,000	2,999,584
National Australia Bank
0.17%, 9/10/15 (A)(B)	2,000,000	1,999,622
National Bank of Canada
0.32%, 10/23/15 (A)(B)	1,000,000	999,262
		14,997,669
INDUSTRIAL & OTHER COMMERCIAL PAPER — 16.4%
CDP Financial
0.14%, 8/18/15 (A)(B)	3,000,000	2,999,802
0.20%, 10/15/15 (A)(B)	1,000,000	999,583
0.24%, 11/19/15 (A)(B)	1,500,000	1,498,900
Colgate-Palmolive
0.07%, 8/31/15 (A)(B)	3,000,000	2,999,825
Harvard University
0.12%, 10/15/15 (A)	2,302,000	2,301,425
Northwestern University
0.13%, 8/26/15 (A)(B)	2,000,000	1,999,819
Province of Quebec
0.15%, 9/1/15 (A)(B)	2,000,000	1,999,750
PSP Capital
0.16%, 8/11/15 (A)(B)	3,000,000	2,999,867
0.22%, 10/9/15 (A)(B)	2,000,000	1,999,157
0.21%, 11/13/15 (A)(B)	1,000,000	999,393
Trinity Health
0.12%, 8/18/15 (A)	500,000	499,972
0.11%, 8/27/15 (A)	2,000,000	1,999,841
0.13%, 9/16/15 (A)	600,000	599,900
University of California
0.14%, 8/6/15 (A)	1,500,000	1,499,971
0.14%, 8/19/15 (A)	2,000,000	1,999,860
0.11%, 8/20/15 (A)	1,000,000	999,942
University of Virginia
0.13%, 9/21/15 (A)	745,000	744,863
Yale University
0.10%, 8/4/15 (A)	2,000,000	1,999,983
0.10%, 8/17/15 (A)	1,150,000	1,149,949
		32,291,802
TOTAL COMMERCIAL PAPER		47,289,471
CORPORATE OBLIGATIONS — 14.2%
BANKS — 8.2%
Bank of Montreal MTN
0.81%, 10/15/15 (C)	780,000	782,857
0.80%, 11/6/15	2,075,000	2,077,248
Bank of New York Mellon
0.70%, 10/23/15	1,474,000	1,475,164
Bank of Nova Scotia
0.42%, 9/28/15 (C)	700,000	700,138
2.05%, 10/7/15	1,288,000	1,291,908
0.75%, 10/9/15	2,155,000	2,156,472
1.65%, 10/29/15 (B)	1,000,000	1,003,214
2.90%, 3/29/16	2,091,000	2,124,306
Canadian Imperial Bank of Commerce
0.38%, 8/15/15 (C)	1,000,000	1,000,481
0.90%, 10/1/15	758,000	758,726
0.81%, 10/18/15 (C)	245,000	245,962
Inter-American Development Bank
0.50%, 8/17/15	1,000,000	1,000,132
National Australia Bank
0.90%, 1/20/16	500,000	501,069
Royal Bank of Canada
0.63%, 12/4/15	1,000,000	1,000,757
		16,118,434
CONSUMER STAPLES — 0.5%
Wal-Mart Stores
0.60%, 4/11/16	1,000,000	1,001,472

FINANCIALS — 4.9%
Canadian Imperial Bank of Commerce
2.35%, 12/11/15	1,500,000	1,510,227
General Electric Capital
4.38%, 9/21/15	500,000	502,786
2.25%, 11/9/15	790,000	794,091
1.00%, 12/11/15	1,000,000	1,002,221
5.00%, 1/8/16	1,000,000	1,020,165
Partisan Property
0.19%, 8/5/15 (C)	493,300	493,300
Royal Bank of Canada MTN
2.30%, 7/20/16	2,152,000	2,184,942
Westpac Banking
3.00%, 8/4/15	2,239,000	2,239,497
		9,747,229
INDUSTRIALS — 0.6%
General Electric
0.85%, 10/9/15	1,000,000	1,001,028
Procter & Gamble
1.80%, 11/15/15	248,000	249,011
		1,250,039
TOTAL CORPORATE OBLIGATIONS		28,117,174
MUNICIPAL OBLIGATIONS — 12.3%
Board of Trustee Michigan State University, TECP
0.13%, 9/23/15	2,000,000	2,000,000
California State, EFA, California Institute of Technology Project, Ser B, RB, (LOC: CALSTRS)
0.01%, 8/6/15 (D)	2,750,000	2,750,000
Chicago, TECP
0.15%, 8/20/15	579,000	579,000
Massachusetts Port Authority, Ser R, RB, (LOC: U.S. Bank, N.A.)
0.14%, 8/5/15 (B)(D)	5,400,000	5,400,000
New Mexico State, Finance Authority, Ser B-1, RB, (LOC: State Street Bank & Trust Co.)
0.01%, 8/6/15 (D)	2,000,000	2,000,000

16

TD ASSET MANAGEMENT USA FUNDS INC.

TDAM Institutional Money Market Fund • Schedule of Investments

July 31, 2015 (unaudited)

DESCRIPTION	PRINCIPAL AMOUNT	VALUE
NYS, Energy Research & Development Authority, Consolidated Edison Co. of New York Project, AMT, RB, (LOC: Bank of Nova Scotia)
0.04%, 8/5/15 (D)	$500,000	$500,000
San Francisco City & County, TECP, (LOC: State Street Bank & Trust Co.)
0.12%, 8/13/15	2,000,000	2,000,000
San Francisco, Public Utilities Commission, TECP
0.16%, 9/8/15	1,100,000	1,100,000
Santa Clara County, Finance Authority, El Camino Hospital Project, Ser A, RB, (LOC: Wells Fargo Bank, N.A.)
0.02%, 8/5/15 (D)	300,000	300,000
University of California, Ser Z-2, RB
0.09%, 8/6/15 (D)	1,000,000	1,000,000
University of Massachusetts, Building Authority, TECP
0.20%, 9/3/15	1,000,000	1,000,000
University of Minnesota, TECP
0.10%, 8/24/15	2,000,000	2,000,000
University of Texas System, Ser B, RB
0.01%, 8/6/15 (D)	1,100,000	1,100,000
University of Texas System, TECP
0.14%, 10/14/15	1,000,000	1,000,000
University of Texas, TECP
0.12%, 8/28/15	1,000,000	1,000,000
0.09%, 9/3/15	500,000	499,963

TOTAL MUNICIPAL OBLIGATIONS		24,228,963
CERTIFICATES OF DEPOSIT — 5.8%
Australia & New Zealand Banking Group, NY
0.17%, 8/19/15	1,000,000	1,000,000
0.17%, 9/8/15	2,000,000	2,000,000
Bank of Montreal
0.40%, 8/1/15	1,000,000	1,000,414
0.25%, 9/25/15	2,000,000	2,000,015
National Bank of Canada
0.40%, 8/13/15	1,500,000	1,500,478
0.47%, 2/24/16	1,000,000	1,000,000
Westpac Banking
0.29%, 11/9/15	2,000,000	2,000,000
0.33%, 12/31/15	1,000,000	1,000,000
TOTAL CERTIFICATES OF DEPOSIT		11,500,907
U.S. TREASURY OBLIGATION — 2.5%
U.S. Treasury Bill
0.05%, 8/27/15 (A)	5,000,000	4,999,837

TOTAL U.S. TREASURY OBLIGATION		4,999,837
U.S. GOVERNMENT AGENCY OBLIGATION — 2.5%
FEDERAL HOME LOAN BANK, DISCOUNT NOTE — 2.5%
0.04%, 8/26/15 (A)	5,000,000	4,999,846

TOTAL U.S. GOVERNMENT AGENCY OBLIGATION		4,999,846
REGIONAL GOVERNMENT OBLIGATIONS — 1.1%
Export Development Canada
0.50%, 9/15/15	945,000	945,346
1.25%, 10/27/15	560,000	561,374
Province of Ontario Canada
4.75%, 1/19/16	600,000	612,294
TOTAL REGIONAL GOVERNMENT OBLIGATIONS		2,119,014
REPURCHASE AGREEMENTS — 37.6%
Counterparty: Bank of Montreal
0.110% dated 7/31/15, due 08/3/15
in the amount of $14,189,130, fully collateralized by U.S. Treasury obligations, par value $2,136,000 - $4,004,200, coupon range 1.75% - 3.625%, maturity range 10/31/20 - 2/15/45, value $14,472,850	14,189,000	14,189,000
Counterparty: Bank of Nova Scotia
0.160% dated 7/31/15, due 08/3/15
in the amount of $30,000,400, fully collateralized by a $28,117,000 U.S. Government obligation, coupon 5.00%, maturity 2/13/17, value $30,600,668	30,000,000	30,000,000
Counterparty: RBC Capital Markets
0.100% dated 7/31/15, due 08/3/15
in the amount of $30,000,250, fully collateralized by U.S. Treasury obligations, par value $11,000 - $10,209,600, coupon range 0.625% - 7.50%, maturity range 7/31/17 - 2/15/40, value $30,600,055	30,000,000	30,000,000
TOTAL REPURCHASE AGREEMENTS		74,189,000

TOTAL INVESTMENTS
(Cost $197,444,212)† — 100.0%		197,444,212
OTHER ASSETS AND LIABILITIES, NET — 0.0%		95,852
NET ASSETS — 100.0%		$197,540,064

†	For Federal tax purposes, the Fund’s aggregate tax cost is equal to book cost.
(A)	The rate shown is the effective yield at time of purchase.
(B)	Security exempt from registration under the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. As of July 31, 2015, these securities amounted to $39,896,979 or 20.20% of net assets of the Fund. These securities have been deemed liquid by the Board of Directors.
(C)	Variable rate security. The rate shown is the current rate on July 31, 2015. Date shown represents the final maturity date.
(D)	Security payable on demand. The rate shown, which is subject to change, is the current rate on July 31, 2015. Date shown is the date on which the Fund can unconditionally demand payment.

17

TD ASSET MANAGEMENT USA FUNDS INC.

TDAM Institutional Money Market Fund • Schedule of Investments

July 31, 2015 (unaudited)

AMT — Alternative Minimum Tax

CALSTRS — California State Teachers' Retirement System

EFA — Education Facilities Authority

LOC — Letter of Credit

MTN — Medium Term Note

N.A. — National Association

NYS — New York State

RB — Revenue Bond

Ser — Series

TECP — Tax Exempt Commercial Paper

As of July 31, 2015, all of the Fund’s investments in securities were considered Level 2, in accordance with the authoritative guidance on fair value measurements and disclosure under U.S. GAAP. For the period ended July 31, 2015, there have been no transfers between Level 1 and Level 2 assets and liabilities.

For information on the Fund’s policy regarding valuation of investments, fair value hierarchy levels and other significant accounting policies, please refer to Note 2 of the Fund’s most recent semi-annual or annual financial statements.

18

TD ASSET MANAGEMENT USA FUNDS INC.

TDAM Institutional Municipal Money Market Fund • Schedule of Investments

July 31, 2015 (unaudited)

DESCRIPTION	PRINCIPAL AMOUNT	VALUE
MUNICIPAL OBLIGATIONS — 96.0%
ALASKA — 1.0%
Valdez, Exxon Pipeline Project, Ser A, RB
0.01%, 8/1/15 (A)	$335,000	$335,000
Valdez, Marine Terminal, Exxon Mobil Project, RB
0.01%, 8/1/15 (A)	200,000	200,000
		535,000
CALIFORNIA — 10.5%
California State, Health Facilities Financing Authority, Children's Hospital Project, Ser C, RB, (LOC: U.S. Bank, N.A.)
0.02%, 8/5/15 (A)	500,000	500,000
California State, PCFA, Pacific Gas & Electric Project, Ser B, AMT, RB, (LOC: JPMorgan Chase Bank, N.A.)
0.01%, 8/1/15 (A)	400,000	400,000
California State, PCFA, Pacific Gas & Electric Project, Ser E, RB, (LOC: JPMorgan Chase Bank, N.A.)
0.01%, 8/1/15 (A)	600,000	600,000
California State, PCFA, Pacific Gas & Electric Project, Ser F, RB, (LOC: JPMorgan Chase Bank, N.A.)
0.01%, 8/1/15 (A)	200,000	200,000
California State, TECP, (LOC: Royal Bank of Canada)
0.05%, 8/12/15	2,000,000	2,000,000
California Statewide Communities Development Authority, John Muir Health Project, Ser A, RB, (LOC: Wells Fargo Bank, N.A.)
0.01%, 8/1/15 (A)	200,000	200,000
Northern California Power Agency, Hydroelectric Project, Ser A-R, RB, (LOC: Bank of Montreal)
0.01%, 8/5/15 (A)	1,500,000	1,500,000
		5,400,000
GEORGIA — 0.6%
Monroe County, Development Authority, Oglethorpe Power Project, RB, (LOC: Bank of Montreal)
0.02%, 8/5/15 (A)	300,000	300,000

ILLINOIS — 3.6%
Illinois State, EFA, TECP, (LOC: Northern Trust Company)
0.09%, 10/6/15	300,000	300,000
Illinois State, Finance Authority, Carle Foundation Project, Ser B, RB, (LOC: Northern Trust Company)
0.02%, 8/6/15 (A)	450,000	450,000
Illinois State, Finance Authority, North Park University Project, RB, (LOC: JPMorgan Chase Bank, N.A.)
0.03%, 8/5/15 (A)	500,000	500,000
Illinois State, Finance Authority, Northwestern University Project, RB
0.01%, 8/5/15 (A)	600,000	600,000
		1,850,000
INDIANA — 0.6%
Indiana State, Finance Authority, Ohio Valley Electric Corporation Project, Ser C, RB, (LOC: Bank of Nova Scotia)
0.03%, 8/6/15 (A)	300,000	300,000

IOWA — 1.8%
Iowa State, Small Business Financing Authority, Corporate Center Association Project, RB, (LOC: Wells Fargo Bank, N.A.)
0.02%, 8/6/15 (A)	935,000	935,000

KANSAS — 0.4%
State of Kansas Department of Transportation, Ser A-3, RB
0.32%, 8/7/15 (A)	200,000	200,044

KENTUCKY — 0.8%
Kentucky State, Higher Education Student Loan, Ser A-2, AMT, RB, (LOC: State Street Bank & Trust Co.)
0.01%, 8/5/15 (A)	400,000	400,000

MARYLAND — 3.7%
Johns Hopkins University, TECP
0.08%, 8/17/15	200,000	200,000
0.04%, 9/15/15	1,200,000	1,200,000
0.07%, 10/1/15	500,000	500,000
		1,900,000
MASSACHUSETTS — 4.0%
Massachusetts State, Health & Educational Facilities Authority, Harvard University Project, Ser R, RB
0.01%, 8/1/15 (A)	1,400,000	1,400,000
Massachusetts State, Health & Educational Facilities Authority, TECP
0.06%, 10/2/15	651,000	651,000
		2,051,000
MICHIGAN — 0.6%
University of Michigan, GO
0.02%, 8/6/15	335,000	335,000

MINNESOTA — 4.1%
Minnesota State, Office of Higher Education, Supplement Student Loan Program Project, Ser B, AMT, RB, (LOC: Royal Bank of Canada)
0.03%, 8/6/15 (A)	1,000,000	1,000,000
Rochester, Health Care Facilities, Mayo Clinic Project, Ser A, RB
0.01%, 8/5/15 (A)	600,000	600,000
University of Minnesota, TECP
0.08%, 9/3/15	500,000	500,000
		2,100,000
MISSISSIPPI — 4.6%
Mississippi Business Finance, Chevron USA Project, Ser A, RB
0.01%, 8/1/15 (A)	375,000	375,000

19

TD ASSET MANAGEMENT USA FUNDS INC.

TDAM Institutional Municipal Money Market Fund • Schedule of Investments

July 31, 2015 (unaudited)

DESCRIPTION	PRINCIPAL AMOUNT	VALUE
Mississippi State, Business Financial, Chevron USA Project, Ser A, RB
0.01%, 8/1/15 (A)	$300,000	$300,000
Mississippi State, Business Financial, Chevron USA Project, Ser C, RB
0.01%, 8/1/15 (A)	400,000	400,000
Mississippi State, Business Financial, Chevron USA Project, Ser F, RB
0.01%, 8/1/15 (A)	490,000	490,000
Mississippi State, Business Financial, Ser G, RB
0.01%, 8/1/15 (A)	105,000	105,000
Mississippi State, Business Financial, Ser I, RB
0.01%, 8/1/15 (A)	500,000	500,000
Mississippi State, Business Financial, Ser L, RB
0.01%, 8/1/15 (A)	200,000	200,000
		2,370,000
MISSOURI — 3.7%
Board of Curators of University of Missouri, TECP
0.06%, 10/5/15	1,000,000	1,000,000
St. Joseph, IDA, Heartland Regional Medical Center Project, Ser R, RB, (LOC: Bank of Montreal)
0.03%, 8/5/15 (A)	920,000	920,000
		1,920,000
NEW MEXICO — 2.0%
New Mexico State, Finance Authority, Ser B-1, RB, (LOC: State Street Bank & Trust Co.)
0.01%, 8/6/15 (A)	1,050,000	1,050,000

NEW YORK — 18.3%
NYC, Municipal Water Finance Authority, 2nd General Resolution Project, Ser B, RB, (LOC: CALSTRS)
0.01%, 8/1/15 (A)	1,100,000	1,100,000
NYC, Municipal Water Finance Authority, 2nd General Resolution Project, Ser DD-3B, RB
0.01%, 8/1/15 (A)	600,000	600,000
NYC, Municipal Water Finance Authority, Ser B-4, RB
0.01%, 8/1/15 (A)	500,000	500,000
NYS, Dormitory Authority, Ser E, RB
5.00%, 2/15/16	200,000	205,184
NYS, Energy Research & Development Authority, Consolidated Edison Co. of New York Project, AMT, RB, (LOC: Bank of Nova Scotia)
0.04%, 8/5/15 (A)	200,000	200,000
NYS, HFA, 160 Madison Ave Project, Ser S, RB, (LOC: PNC Bank, N.A.)
0.01%, 8/1/15 (A)	1,300,000	1,300,000
NYS, Power Authority, Ser A, GO, (LIQ: Bank of Nova Scotia)
0.07%, 9/1/15 (A)	2,000,000	2,000,000
NYS, Urban Development Corporation, Ser C, RB
5.00%, 3/15/16	1,840,000	1,894,827
Port Authority of New York & New Jersey, TECP
0.10%, 9/16/15	1,620,000	1,620,000
		9,420,011
OHIO — 1.2%
County of Franklin Ohio, Ser C, RB
0.06%, 8/6/15 (A)	500,000	500,000
Franklin County, Health Care Facilities, RB
3.00%, 5/15/16	100,000	102,090
		602,090
OREGON — 2.0%
Clackamas County Hospital Facility Authority, Ser A, RB, (LOC: U.S. Bank, N.A.)
0.02%, 8/5/15 (A)	1,050,000	1,050,000

PENNSYLVANIA — 3.4%
Pennsylvania State University, Ser B, RB
0.15%, 6/1/15 (A)	1,235,000	1,235,000
University of Pittsburgh, TECP
0.10%, 8/17/15	500,000	500,000
		1,735,000
TEXAS — 14.8%
City of Houston Texas, TRAN
1.00%, 6/30/16	500,000	503,239
Dallas Area Rapid Transit, TECP
0.11%, 10/15/15	1,500,000	1,500,000
Greater East Texas, Higher Education Authority, Ser B, AMT, RB, (LOC: State Street Bank & Trust Co.)
0.02%, 8/6/15 (A)	650,000	650,000
Greater East Texas, Higher Education Authority, Ser B, AMT, RB, (LOC: State Street Bank & Trust Co.)
0.02%, 8/6/15 (A)(B)	1,000,000	1,000,000
Gulf Coast, IDA, Exxon Mobil Project, RB
0.01%, 8/1/15 (A)	500,000	500,000
Harris County, IDC, Exxon Project, AMT, RB
0.01%, 8/1/15 (A)	300,000	300,000
Tarrant County, Cultural Education Facilities Finance, Baylor Health Care System Project, RB, (LOC: JPMorgan Chase Bank, N.A.)
0.02%, 8/5/15 (A)	1,000,000	1,000,000
Tarrant County, Cultural Education Facilities Finance, Baylor Health Care System Project, RB, (LOC: Northern Trust Company)
0.02%, 8/5/15 (A)	500,000	500,000

Tarrant County, Cultural Education Facilities Finance, Baylor Health Care System Project, RB, (LOC: Wells Fargo Bank, N.A.)
0.02%, 8/5/15 (A)	300,000	300,000
University of Texas, Financing System Project, Ser B, RB
0.01%, 8/6/15 (A)	600,000	600,000

20

TD ASSET MANAGEMENT USA FUNDS INC.

TDAM Institutional Municipal Money Market Fund • Schedule of Investments

July 31, 2015 (unaudited)

DESCRIPTION	PRINCIPAL AMOUNT	VALUE
University of Texas, TECP
0.07%, 9/8/15	$500,000	$500,000
0.09%, 10/13/15	300,000	300,000
		7,653,239
UTAH — 3.1%
Utah State, MFH, Pointe Apartments Project, AMT, RB, (LOC: U.S. Bank, N.A.)
0.03%, 8/6/15 (A)	1,600,000	1,600,000

VIRGINIA — 4.1%
Norfolk, IDA, TECP
0.09%, 9/3/15	1,500,000	1,500,000
Suffolk, Redevelopment & Housing Authority, Oak Springs Apartments, RB, (LOC: Freddie Mac)
0.05%, 8/5/15 (A)(C)	200,000	200,000
University of Virginia, TECP
0.07%, 8/17/15	400,000	400,000
		2,100,000
WASHINGTON — 2.1%
Washington State, Economic DFA, Seadrunar Project, Ser E, RB, (LOC: U.S. Bank, N.A.)
0.04%, 8/6/15 (A)	460,000	460,000
Washington State, HFC, Boardwalk Apartments Project, Ser A, AMT, RB, (LOC: Fannie Mae)
0.04%, 8/6/15 (A)(C)	600,000	600,000
		1,060,000
WISCONSIN — 3.5%
Wisconsin State, TECP
0.07%, 8/4/15	488,000	488,000
0.09%, 9/2/15	1,300,000	1,300,000
		1,788,000
WYOMING — 1.5%
County of Lincoln Wyoming, Ser C, AMT, RB
0.01%, 8/1/15 (A)	600,000	600,000
Lincoln County, PCFA, Exxon Mobil Project, RB
0.01%, 8/1/15 (A)	200,000	200,000
		800,000

TOTAL MUNICIPAL OBLIGATIONS		49,454,384
COMMERCIAL PAPER — 3.9%
INDUSTRIAL & OTHER COMMERCIAL PAPER — 3.9%
Michigan State, Hospital Finance Authority
0.04%, 8/18/15 (D)	1,000,000	1,000,000
University of Michigan
0.03%, 8/18/15 (D)	1,000,000	1,000,000
TOTAL COMMERCIAL PAPER		2,000,000

TOTAL INVESTMENTS
(Cost $51,454,384)† — 99.9%	51,454,384
OTHER ASSETS AND LIABILITIES, NET — 0.1%	73,303
NET ASSETS — 100.0%	$51,527,687

†	For Federal tax purposes, the Fund’s aggregate tax cost is equal to book cost.
(A)	Security payable on demand. The rate shown, which is subject to change, is the current rate on July 31, 2015. Date shown is the date on which the Fund can unconditionally demand payment.
(B)	Security exempt from registration under the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. As of July 31, 2015, these securities amounted to $1,000,000 or 1.94% of net assets of the Fund. These securities have been deemed liquid by the Board of Directors.
(C)	The Federal Housing Finance Agency ("FHFA") placed Fannie Mae and Freddie Mac into conservatorship with FHFA as the conservator. The conservatorship is a statutory process designed to stabilize a troubled institution with the objective of returning the entities to normal business operations.
(D)	The rate shown is the effective yield at time of purchase.

AMT — Alternative Minimum Tax

CALSTRS — California State Teachers' Retirement System

DFA — Developmental Finance Authority

EFA — Education Facilities Authority

GO — General Obligation

HFA — Housing Finance Authority

HFC — Housing Finance Commission

IDA — Industrial Development Authority

IDC — Industrial Development Corp.

LIQ — Liquidity Agreement

LOC — Letter of Credit

MFH — Multi-Family Housing

N.A. — National Association

NYC — New York City

NYS — New York State

PCFA — Pollution Control Financing Authority

RB — Revenue Bond

Ser — Series

TECP — Tax Exempt Commercial Paper

TRAN — Tax & Revenue Anticipation Note

As of July 31, 2015, all of the Fund’s investments in securities were considered Level 2, in accordance with the authoritative guidance on fair value measurements and disclosure under U.S. GAAP. For the period ended July 31, 2015, there have been no transfers between Level 1 and Level 2 assets and liabilities.

For information on the Fund’s policy regarding valuation of investments, fair value hierarchy levels and other significant accounting policies, please refer to Note 2 of the Fund’s most recent semi-annual or annual financial statements.

21

TD ASSET MANAGEMENT USA FUNDS INC.

TDAM Institutional U.S. Government Fund • Schedule of Investments

July 31, 2015 (unaudited)

DESCRIPTION	PRINCIPAL AMOUNT	VALUE
U.S. GOVERNMENT AGENCY OBLIGATIONS — 84.0%
FANNIE MAE — 1.6%
2.25%, 3/15/16 (A)	$15,000,000	$15,183,926

FANNIE MAE, DISCOUNT NOTE — 10.3%
0.08%, 8/5/15 (A)(B)	42,937,000	42,936,618
0.13%, 9/9/15 (A)(B)	20,000,000	19,997,183
0.06%, 10/7/15 (A)(B)	25,000,000	24,997,441
0.05%, 10/14/15 (A)(B)	10,000,000	9,998,972
		97,930,214
FEDERAL FARM CREDIT BANK — 1.1%
0.31%, 11/5/15	10,000,000	10,004,104

FEDERAL FARM CREDIT BANK, DISCOUNT NOTE — 28.5%
0.04%, 8/11/15 (B)	50,000,000	49,999,445
0.04%, 8/12/15 (B)	7,000,000	6,999,914
0.07%, 8/20/15 (B)	12,500,000	12,499,538
0.04%, 8/21/15 (B)	100,000,000	99,997,778
0.05%, 8/24/15 (B)	25,000,000	24,999,201
0.05%, 8/26/15 (B)	5,000,000	4,999,826
0.09%, 9/1/15 (B)	5,000,000	4,999,613
0.19%, 9/9/15 (B)	7,091,000	7,090,979
0.11%, 9/10/15 (B)	5,000,000	4,999,389
0.12%, 9/29/15 (B)	10,000,000	9,998,033
0.09%, 10/29/15 (B)	12,500,000	12,497,219
0.09%, 12/1/15 (B)	10,000,000	9,996,950
0.18%, 12/11/15 (B)	5,000,000	4,996,700
0.19%, 1/6/16 (B)	5,000,000	4,995,831
0.20%, 2/2/16 (B)	12,500,000	12,487,153
		271,557,569
FEDERAL HOME LOAN BANK — 0.1%
1.63%, 12/11/15	500,000	502,464

FEDERAL HOME LOAN BANK, DISCOUNT NOTE — 23.4%
0.07%, 8/10/15 (B)	15,000,000	14,999,756
0.09%, 8/12/15 (B)	50,000,000	49,998,625
0.04%, 8/26/15 (B)	80,000,000	79,997,534
0.20%, 9/16/15 (B)	12,500,000	12,499,958
0.10%, 10/20/15 (B)	20,000,000	19,995,556
0.18%, 11/4/15 (B)	17,500,000	17,499,448
0.10%, 11/9/15 (B)	5,000,000	4,998,611
0.16%, 12/15/15 (B)	22,875,000	22,873,452
		222,862,940
FREDDIE MAC — 2.2%
0.45%, 9/4/15 (A)	20,360,000	20,367,174
0.42%, 9/18/15 (A)	950,000	950,283
		21,317,457
FREDDIE MAC, DISCOUNT NOTE — 16.8%
0.15%, 9/11/15 (A)(B)	20,000,000	19,996,583
0.06%, 9/22/15 (A)(B)	77,100,000	77,093,318
0.06%, 10/1/15 (A)(B)	3,000,000	2,999,695
0.07%, 11/5/15 (A)(B)	25,000,000	24,995,333
0.14%, 11/13/15 (A)(B)	20,000,000	19,992,200
0.18%, 2/19/16 (A)(B)	15,000,000	14,985,271
		160,062,400
TOTAL U.S. GOVERNMENT AGENCY OBLIGATIONS		799,421,074
REPURCHASE AGREEMENTS — 16.0%
Counterparty: Bank of Montreal
0.11% dated 7/31/15, due 8/3/15
in the amount of $32,020,294, fully collateralized by U.S. Treasury obligations, par value $1,183,300 - $16,072,000, coupon range 0.75% - 2.50%, maturity range 9/15/16 - 2/15/45, value $32,660,499	32,020,000	32,020,000
Counterparty: Bank of Nova Scotia
0.16% dated 7/31/15, due 8/3/15
in the amount of $50,000,667, fully collateralized by U.S. Government obligations, par value $75,000 - $7,200,000, coupon range 0.875% - 7.125%, maturity range 3/11/16 - 11/15/30, value $51,001,489	50,000,000	50,000,000
Counterparty: RBC Capital Markets
0.10% dated 7/31/15, due 8/3/15
in the amount of $70,000,583, fully collateralized by U.S. Treasury obligations, par value $100 - $27,194,900, coupon range 0.00% - 4.75%, maturity range 9/15/15 - 2/15/43, value $71,400,013	70,000,000	70,000,000
TOTAL REPURCHASE AGREEMENTS		152,020,000

TOTAL INVESTMENTS
(Cost $951,441,074)† — 100.0%		951,441,074
OTHER ASSETS AND LIABILITIES, NET — 0.0%		136,030
NET ASSETS — 100.0%		$951,577,104

†	For Federal tax purposes, the Fund’s aggregate tax cost is equal to book cost.
(A)	The Federal Housing Finance Agency ("FHFA") placed Fannie Mae and Freddie Mac into conservatorship with FHFA as the conservator. The conservatorship is a statutory process designed to stabilize a troubled institution with the objective of returning the entity to normal business operations.
(B)	The rate shown is the effective yield at time of purchase.

As of July 31, 2015, all of the Fund’s investments in securities were considered Level 2, in accordance with the authoritative guidance on fair value measurements and disclosure under U.S. GAAP. For the period ended July 31, 2015, there have been no transfers between Level 1 and Level 2 assets and liabilities.

For information on the Fund’s policy regarding valuation of investments, fair value hierarchy levels and other significant accounting policies, please refer to Note 2 of the Fund’s most recent semi-annual or annual financial statements.

22

TD ASSET MANAGEMENT USA FUNDS INC.

TDAM Institutional Treasury Obligations Money Market Fund • Schedule of Investments

July 31, 2015 (unaudited)

DESCRIPTION	PRINCIPAL AMOUNT	VALUE
U.S. TREASURY OBLIGATIONS — 54.0%
U.S. Treasury Bills
0.03%, 8/20/15 (A)	$75,000,000	$74,998,733
0.05%, 8/27/15 (A)	40,000,000	39,998,610
0.01%, 9/17/15 (A)	50,000,000	49,999,674
0.09%, 10/15/15 (A)	10,000,000	9,998,229
0.03%, 11/12/15 (A)	50,000,000	49,996,281
0.07%, 12/10/15 (A)	10,000,000	9,996,179
0.10%, 12/17/15 (A)	15,000,000	14,994,077
0.16%, 1/7/16 (A)	25,000,000	24,981,969
0.11%, 2/4/16 (A)	15,000,000	14,991,273
0.12%, 3/3/16 (A)	15,000,000	14,985,219
TOTAL U.S. TREASURY OBLIGATIONS		304,940,244
REPURCHASE AGREEMENTS — 46.0%
Counterparty: Bank of Montreal
0.11% dated 7/31/15, due 8/3/15
in the amount of $50,203,460, fully collateralized by U.S. Treasury Notes, par value $100 - $34,385,200, coupon range 0.75% - 3.75%, maturity range 2/28/17 - 12/31/20, value $51,207,066	50,203,000	50,203,000
Counterparty: Bank of Nova Scotia
0.15% dated 7/31/15, due 8/3/15
in the amount of $100,001,250, fully collateralized by U.S. Treasury obligations, par value $13,375,800 - $78,465,893, coupon range 1.25% - 3.625%, maturity range 8/15/19 - 7/15/20, value $102,001,276	100,000,000	100,000,000
Counterparty: RBC Capital Markets
0.10% dated 7/31/15, due 8/3/15
in the amount of $110,000,917, fully collateralized by U.S. Treasury obligations, par value $100 - $18,205,300, coupon range 0.00% - 6.75%, maturity range 10/1/15 - 2/15/45, value $112,200,024	110,000,000	110,000,000
TOTAL REPURCHASE AGREEMENTS		260,203,000

TOTAL INVESTMENTS
(Cost $565,143,244)† — 100.0%		565,143,244
OTHER ASSETS AND LIABILITIES, NET — 0.0%		(20,864)
NET ASSETS — 100.0%		$565,122,380

†	For Federal tax purposes, the Fund’s aggregate tax cost is equal to book cost.
(A)	The rate shown is the effective yield at time of purchase.

As of July 31, 2015, all of the Fund’s investments in securities were considered Level 2, in accordance with the authoritative guidance on fair value measurements and disclosure under U.S. GAAP. For the period ended July 31, 2015, there have been no transfers between Level 1 and Level 2 assets and liabilities.

For information on the Fund’s policy regarding valuation of investments, fair value hierarchy levels and other significant accounting policies, please refer to Note 2 of the Fund’s most recent semi-annual or annual financial statements.

23

Item 2. Controls and Procedures.

(a)	Disclose the conclusions of the registrant's principal executive and principal financial officers, or persons performing similar functions, regarding the effectiveness of the registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Act (17 CFR 270.30a-3(c))) as of a date within 90 days of the filing date of the report that includes the disclosure required by this paragraph, based on the evaluation of these controls and procedures required by Rule 30a-3(b) under the Act (17 CFR 270.30a-3(b)) and Rule 13a-15(b) or 15d-15(b) under the Exchange Act (17 CFR 240.13a-15(b) or 240.15d-15(b)).

The registrant’s principal executive officer and principal financial officer have concluded, based on their evaluation of the registrant's disclosure controls and procedures as conducted within 90 days of the filing date of this report, that those disclosure controls and procedures provide reasonable assurance that information required to be disclosed by the registrant on Form N-Q is recorded, processed, summarized and reported within the time periods specified in the Securities and Exchange Commission's rules and forms.

(b)	Disclose any change in the registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the Act (17 CFR 270.30a-3(d)) that occurred during the registrant's last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the registrant's internal control over financial reporting.

There were no changes in the registrant’s internal control over financial reporting that occurred during the registrant’s most recent fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 3. Exhibits.

File as exhibits as part of this Form a separate certification for each principal executive officer and principal financial officer of the registrant as required by Rule 30a-2(a) under the Act (17 CFR 270.30a-2(a)). Certifications pursuant to Rule 30a-2(a) are attached hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)	TD Asset Management USA Funds Inc.

By (Signature and Title)*	/s/ R. Michael Thorfinnson, President

Date: September 22, 2015

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)*	/s/ R. Michael Thorfinnson, President

Date: September 22, 2015

By (Signature and Title)*	/s/ Eric Kleinschmidt, Treasurer

Date: September 22, 2015

* Print the name and title of each signing officer under his or her signature.